UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Item 1.

Reports to Stockholders

Fidelity® Inflation-Protected Bond Index Central Fund

Semi-Annual Report
March 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2024 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	66.7
1 - 1.99%	20.2
2 - 2.99%	9.3
3 - 3.99%	3.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.
Asset Allocation (% of Fund's net assets)

Inflation Protected Securities - 99.4%

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Inflation-Protected Obligations - 99.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	14,649,663	14,522,439
2% 1/15/26	4,453,506	4,430,873
2.375% 1/15/27	6,496,721	6,545,683
2.5% 1/15/29	25,825,397	26,523,239
3.375% 4/15/32	4,170,144	4,618,997
3.625% 4/15/28	6,750,320	7,174,762
3.875% 4/15/29	8,217,274	8,982,184
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/25	23,235,629	22,646,477
0.125% 10/15/25	17,555,024	17,028,814
0.125% 4/15/26	14,096,015	13,492,862
0.125% 7/15/26	37,507,717	35,930,897
0.125% 10/15/26	19,646,759	18,733,369
0.125% 4/15/27	19,509,192	18,372,911
0.125% 1/15/30	25,582,310	23,150,709
0.125% 7/15/30	22,516,257	20,278,963
0.125% 1/15/31	17,607,016	15,660,820
0.125% 7/15/31	31,728,803	28,064,985
0.125% 1/15/32	24,877,736	21,730,315
0.25% 7/15/29	11,016,755	10,154,818
0.375% 7/15/25	17,033,303	16,651,965
0.375% 1/15/27	15,803,983	15,067,503
0.375% 7/15/27	20,230,957	19,241,425
0.5% 1/15/28	30,134,444	28,502,132
0.625% 1/15/26	16,810,268	16,317,930
0.625% 7/15/32	24,605,570	22,308,545
0.75% 7/15/28	20,646,571	19,716,577
0.875% 1/15/29	9,331,802	8,892,983
1.125% 1/15/33	28,990,920	27,185,208
1.25% 4/15/28	10,385,123	10,083,956
1.375% 7/15/33	24,717,270	23,718,946
1.625% 10/15/27	24,383,733	24,137,876
1.75% 1/15/34	19,143,727	18,897,683
2.375% 10/15/28	16,936,563	17,322,167
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $603,418,076)		586,089,013

Money Market Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $1,459,228)	1,458,936	1,459,228

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $604,877,304)	587,548,241
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,255,783
NET ASSETS - 100.0%	589,804,024

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,553,459	23,923,527	24,017,758	20,131	-	-	1,459,228	0.0%
Total	1,553,459	23,923,527	24,017,758	20,131	-	-	1,459,228

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	586,089,013	-	586,089,013	-

Money Market Funds	1,459,228	1,459,228	-	-
Total Investments in Securities:	587,548,241	1,459,228	586,089,013	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $603,418,076)	$586,089,013
Fidelity Central Funds (cost $1,459,228)	1,459,228

Total Investment in Securities (cost $604,877,304)		$587,548,241
Receivable for investments sold		9,094,710
Receivable for fund shares sold		63,665
Interest receivable		1,499,340
Distributions receivable from Fidelity Central Funds		2,503
Total assets		598,208,459
Liabilities
Payable for investments purchased	$8,215,076
Payable for fund shares redeemed	189,082
Other payables and accrued expenses	277
Total liabilities		8,404,435
Net Assets		$589,804,024
Net Assets consist of:
Paid in capital		$633,508,179
Total accumulated earnings (loss)		(43,704,155)
Net Assets		$589,804,024
Net Asset Value, offering price and redemption price per share ($589,804,024 ÷ 6,673,335 shares)		$88.38
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Interest		$7,931,930
Income from Fidelity Central Funds		20,131
Total income		7,952,061
Expenses
Custodian fees and expenses	$526
Independent trustees' fees and expenses	801
Miscellaneous	1
Total expenses		1,328
Net Investment income (loss)		7,950,733
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,676,640)
Total net realized gain (loss)		(3,676,640)
Change in net unrealized appreciation (depreciation) on investment securities		16,793,564
Net gain (loss)		13,116,924
Net increase (decrease) in net assets resulting from operations		$21,067,657
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,950,733	$21,130,326
Net realized gain (loss)	(3,676,640)	(24,018,732)
Change in net unrealized appreciation (depreciation)	16,793,564	18,689,043
Net increase (decrease) in net assets resulting from operations	21,067,657	15,800,637
Distributions to shareholders	(20,190,280)	(68,116,659)

Affiliated share transactions
Proceeds from sales of shares	195,011,237	26,438,998
Reinvestment of distributions	20,190,280	68,116,659
Cost of shares redeemed	(49,978,809)	(232,780,447)

Net increase (decrease) in net assets resulting from share transactions	165,222,708	(138,224,790)
Total increase (decrease) in net assets	166,100,085	(190,540,812)

Net Assets
Beginning of period	423,703,939	614,244,751
End of period	$589,804,024	$423,703,939

Other Information
Shares
Sold	2,195,834	295,860
Issued in reinvestment of distributions	229,985	753,905
Redeemed	(567,280)	(2,592,904)
Net increase (decrease)	1,858,539	(1,543,139)

Financial Highlights
Fidelity® Inflation-Protected Bond Index Central Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$88.00	$96.61	$113.48	$108.93	$102.91	$100.18
Income from Investment Operations
Net investment income (loss) A,B	1.256	3.381	7.596	5.098	1.359	2.057
Net realized and unrealized gain (loss)	2.225	(1.285)	(15.349)	1.090	6.303	3.622
Total from investment operations	3.481	2.096	(7.753)	6.188	7.662	5.679
Distributions from net investment income	(3.101)	(8.189)	(7.113)	(.222)	(.389)	(.463)
Distributions from net realized gain	-	(2.517)	(2.004)	(1.416)	(1.253)	(2.486)
Total distributions	(3.101)	(10.706)	(9.117)	(1.638)	(1.642)	(2.949)
Net asset value, end of period	$88.38	$88.00	$96.61	$113.48	$108.93	$102.91
Total Return C,D	3.99%	2.15%	(7.47)%	5.74%	7.55%	5.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H,I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H,I	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H,I	-%	-%	-%	-%	-%
Net investment income (loss)	2.85% H,I	3.71%	7.12%	4.60%	1.30%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$589,804	$423,704	$614,245	$1,177,340	$1,596,245	$1,381,659
Portfolio turnover rate J	35 % I	33%	33%	24%	41%	53%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Inflation-Protected Bond Index Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may result in negative Interest and may have a significant impact on the Fund's distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deflation adjustments on U.S. Treasury inflation-indexed securities, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,815,731
Gross unrealized depreciation	(21,097,403)
Net unrealized appreciation (depreciation)	$(18,281,672)
Tax cost	$605,829,913

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(6,046,565)
Long-term	(18,552,302)
Total capital loss carryforward	$(24,598,867)
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024

Fidelity® Inflation-Protected Bond Index Central Fund	0.0005%
Actual		$ 1,000	$ 1,039.90	$-D
Hypothetical-B		$ 1,000	$ 1,025.00	$-D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Inflation-Protected Bond Index Central Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which eliminates the fee that FMR previously received from each investing fund's investment adviser. The Board noted the fund will continue to pay no management fee to FMR for services provided under the Management Contract.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Jennifer Toolin McAuliffe
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Christine J. Thompson
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Elizabeth S. Acton
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Laura M. Bishop
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Ann E. Dunwoody
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
John Engler
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Robert F. Gartland
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Robert W. Helm
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Arthur E. Johnson
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Michael E. Kenneally
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Mark A. Murray
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Carol J. Zierhoffer
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.938136.112
IPB-SANN-0524
Fidelity® Investment Grade Bond Central Fund

Semi-Annual Report
March 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary March 31, 2024 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.5)%
Futures and Swaps - (1.3)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments March 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Nonconvertible Bonds - 28.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33	53,719,000	43,027,581
3.8% 12/1/57	106,127,000	76,838,276
4.3% 2/15/30	13,106,000	12,595,779
4.75% 5/15/46	10,000,000	8,955,484
Verizon Communications, Inc.:
2.987% 10/30/56	65,611,000	41,968,665
3% 3/22/27	5,629,000	5,334,390
3.15% 3/22/30	9,123,000	8,248,350
4.862% 8/21/46	27,196,000	25,537,036
5.012% 4/15/49	3,772,000	3,741,800
		226,247,361
Entertainment - 0.1%
NBCUniversal Media LLC 5.95% 4/1/41	6,541,000	6,884,915
The Walt Disney Co.:
3.6% 1/13/51	25,350,000	19,637,933
3.8% 5/13/60	25,000,000	19,511,533
		46,034,381
Media - 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	11,421,000	10,121,467
4.908% 7/23/25	18,965,000	18,734,193
5.25% 4/1/53	21,987,000	17,412,928
5.375% 5/1/47	78,778,000	63,476,617
5.5% 4/1/63	11,421,000	8,956,730
5.75% 4/1/48	11,687,000	9,841,676
6.484% 10/23/45	9,303,000	8,622,230
Comcast Corp.:
3.3% 4/1/27	6,795,000	6,501,045
3.4% 4/1/30	6,970,000	6,445,704
3.75% 4/1/40	2,448,000	2,034,875
3.9% 3/1/38	5,001,000	4,357,861
4.65% 7/15/42	11,795,000	10,799,332
Discovery Communications LLC:
3.625% 5/15/30	14,753,000	13,194,693
4.65% 5/15/50	39,956,000	31,211,926
Fox Corp.:
4.709% 1/25/29	9,069,000	8,942,051
5.476% 1/25/39	8,943,000	8,510,857
5.576% 1/25/49	5,934,000	5,525,834
Time Warner Cable LLC:
4.5% 9/15/42	19,701,000	14,574,927
5.5% 9/1/41	8,397,000	6,990,020
5.875% 11/15/40	7,566,000	6,553,827
6.55% 5/1/37	73,937,000	69,890,209
6.75% 6/15/39	10,675,000	10,167,620
7.3% 7/1/38	16,247,000	16,412,009
Warnermedia Holdings, Inc.:
3.638% 3/15/25	10,102,000	9,901,287
3.755% 3/15/27	19,757,000	18,854,652
4.054% 3/15/29	6,847,000	6,409,654
4.279% 3/15/32	28,666,000	25,605,577
5.05% 3/15/42	14,442,000	12,412,801
5.141% 3/15/52	98,717,000	81,934,862
		514,397,464
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
2.25% 11/15/31	40,000,000	32,845,128
3.75% 4/15/27	25,540,000	24,597,753
3.875% 4/15/30	36,970,000	34,632,847
4.375% 4/15/40	5,513,000	4,910,116
4.5% 4/15/50	10,830,000	9,387,432
		106,373,276
TOTAL COMMUNICATION SERVICES		893,052,482
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.1%
General Motors Financial Co., Inc.:
2.35% 2/26/27	17,500,000	16,157,974
4% 1/15/25	14,536,000	14,343,587
5.85% 4/6/30	13,062,000	13,322,523
		43,824,084
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.3% 7/1/25	2,498,000	2,442,147
3.5% 7/1/27	7,113,000	6,818,695
3.6% 7/1/30	8,445,000	7,876,146
4.2% 4/1/50	4,263,000	3,559,764
		20,696,752
Household Durables - 0.1%
D.R. Horton, Inc. 2.6% 10/15/25	34,514,000	33,070,709
Toll Brothers Finance Corp. 4.875% 3/15/27	16,319,000	16,130,286
		49,200,995
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	19,745,000	19,390,617
Specialty Retail - 0.4%
AutoNation, Inc.:
3.85% 3/1/32	21,966,000	19,524,733
4.75% 6/1/30	3,310,000	3,178,168
AutoZone, Inc.:
3.625% 4/15/25	4,758,000	4,670,630
4% 4/15/30	22,128,000	20,994,106
Lowe's Companies, Inc.:
3.35% 4/1/27	3,072,000	2,935,228
3.75% 4/1/32	9,454,000	8,684,020
4.25% 4/1/52	59,996,000	49,154,429
4.45% 4/1/62	39,650,000	32,377,682
4.5% 4/15/30	16,112,000	15,754,426
O'Reilly Automotive, Inc. 4.2% 4/1/30	4,968,000	4,751,209
The Home Depot, Inc. 2.5% 4/15/27	3,139,000	2,941,325
		164,965,956
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. 2.75% 3/27/27	6,632,000	6,279,359
Tapestry, Inc.:
7% 11/27/26	14,433,000	14,870,672
7.05% 11/27/25	5,350,000	5,460,084
7.35% 11/27/28	22,394,000	23,596,631
7.7% 11/27/30	22,394,000	23,881,268
7.85% 11/27/33	22,394,000	24,303,904
		98,391,918
TOTAL CONSUMER DISCRETIONARY		396,470,322
CONSUMER STAPLES - 1.3%
Beverages - 0.8%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	17,500,000	16,630,428
Anheuser-Busch InBev Finance, Inc. 4.7% 2/1/36	6,888,000	6,659,452
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	10,000,000	9,314,747
4.35% 6/1/40	10,000,000	9,052,143
4.5% 6/1/50	30,000,000	27,419,351
4.75% 4/15/58	26,711,000	24,641,401
5.45% 1/23/39	23,200,000	23,953,804
5.55% 1/23/49	54,331,000	56,647,556
5.8% 1/23/59 (Reg. S)	55,947,000	60,172,389
Molson Coors Beverage Co.:
3% 7/15/26	48,345,000	46,143,028
5% 5/1/42	3,080,000	2,916,123
PepsiCo, Inc.:
2.625% 3/19/27	2,862,000	2,697,721
2.75% 3/19/30	18,600,000	16,746,635
The Coca-Cola Co.:
3.375% 3/25/27	24,531,000	23,765,060
3.45% 3/25/30	14,988,000	14,090,484
		340,850,322
Consumer Staples Distribution & Retail - 0.0%
Sysco Corp. 3.25% 7/15/27	11,011,000	10,404,096
Food Products - 0.5%
Archer Daniels Midland Co. 3.25% 3/27/30	6,931,000	6,338,637
General Mills, Inc. 2.875% 4/15/30	3,013,000	2,682,213
JBS U.S.A. Lux SA/JBS Food Co./JBS U.S.A. Finance, Inc.:
2.5% 1/15/27	38,495,000	35,483,963
3% 5/15/32	43,240,000	35,264,853
3.625% 1/15/32	18,075,000	15,465,604
5.125% 2/1/28	15,645,000	15,406,512
5.5% 1/15/30	5,250,000	5,173,957
5.75% 4/1/33	32,215,000	31,737,313
JBS U.S.A. Lux. SA / JBS U.S.A. Food 6.75% 3/15/34 (b)	34,000,000	35,724,548
		183,277,600
Household Products - 0.0%
Kimberly-Clark Corp. 3.1% 3/26/30	1,764,000	1,616,358
TOTAL CONSUMER STAPLES		536,148,376
ENERGY - 2.8%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	207,000	202,333
4.85% 11/15/35	7,402,000	7,198,891
		7,401,224
Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd. 3.8% 4/15/24	619,000	618,536
Cenovus Energy, Inc. 5.25% 6/15/37	13,846,000	13,244,932
Columbia Pipeline Group, Inc. 4.5% 6/1/25	6,628,000	6,534,387
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	5,327,000	5,465,348
6.036% 11/15/33 (b)	14,358,000	14,875,533
6.497% 8/15/43 (b)	4,293,000	4,606,782
6.544% 11/15/53 (b)	7,728,000	8,372,701
6.714% 8/15/63 (b)	4,626,000	5,075,473
DCP Midstream Operating LP:
5.125% 5/15/29	15,661,000	15,616,444
5.6% 4/1/44	13,506,000	13,196,592
6.45% 11/3/36 (b)	10,621,000	11,120,166
Enbridge, Inc. 4.25% 12/1/26	8,321,000	8,152,915
Energy Transfer LP:
3.75% 5/15/30	27,891,000	25,707,245
3.9% 5/15/24 (c)	6,444,000	6,429,392
4.5% 4/15/24	6,244,000	6,240,600
4.95% 6/15/28	18,799,000	18,647,968
5% 5/15/50	29,826,000	26,168,407
5.25% 4/15/29	10,158,000	10,169,227
5.4% 10/1/47	6,651,000	6,137,994
5.8% 6/15/38	10,481,000	10,418,564
6% 6/15/48	26,826,000	26,663,141
6.25% 4/15/49	7,637,000	7,838,115
Enterprise Products Operating LP:
3.7% 2/15/26	8,600,000	8,402,841
3.75% 2/15/25	285,000	281,088
Hess Corp.:
4.3% 4/1/27	23,059,000	22,609,690
5.6% 2/15/41	5,656,000	5,764,097
7.125% 3/15/33	4,791,000	5,422,187
7.3% 8/15/31	6,610,000	7,479,823
7.875% 10/1/29	20,178,000	22,844,818
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,645,000	1,726,928
MPLX LP:
2.65% 8/15/30	9,000,000	7,740,912
4.8% 2/15/29	5,370,000	5,304,569
4.875% 12/1/24	12,572,000	12,503,899
4.95% 9/1/32	30,925,000	30,040,263
5.5% 2/15/49	16,108,000	15,334,150
Occidental Petroleum Corp.:
5.55% 3/15/26	26,200,000	26,296,704
6.2% 3/15/40	7,169,000	7,356,276
6.45% 9/15/36	15,883,000	16,935,487
6.6% 3/15/46	28,439,000	30,649,507
7.5% 5/1/31	29,749,000	33,114,147
Ovintiv, Inc.:
5.15% 11/15/41	5,000,000	4,541,521
8.125% 9/15/30	13,383,000	15,097,703
Petroleos Mexicanos:
4.5% 1/23/26	24,688,000	23,183,575
5.35% 2/12/28	3,500,000	3,087,035
5.95% 1/28/31	16,274,000	13,041,984
6.35% 2/12/48	14,404,000	9,186,151
6.49% 1/23/27	37,360,000	35,170,704
6.5% 3/13/27	21,300,000	20,022,213
6.75% 9/21/47	102,130,000	67,507,930
6.84% 1/23/30	68,521,000	60,127,178
6.95% 1/28/60	18,760,000	12,401,298
7.69% 1/23/50	117,141,000	84,168,151
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	5,964,000	5,473,098
3.6% 11/1/24	6,641,000	6,556,639
3.8% 9/15/30	15,976,000	14,639,029
Sabine Pass Liquefaction LLC 4.5% 5/15/30	33,855,000	32,558,737
Shell International Finance BV 4.375% 5/11/45	6,392,000	5,715,636
Southeast Supply Header LLC 4.25% 6/15/24 (b)	10,683,000	10,549,393
The Williams Companies, Inc.:
2.6% 3/15/31	5,542,000	4,721,905
3.5% 11/15/30	45,537,000	41,385,504
3.9% 1/15/25	4,336,000	4,274,518
4.55% 6/24/24	70,596,000	70,407,752
4.65% 8/15/32	32,200,000	31,031,611
5.3% 8/15/52	7,294,000	6,966,679
Western Gas Partners LP:
3.95% 6/1/25	3,918,000	3,837,056
4.5% 3/1/28	3,100,000	2,995,827
4.65% 7/1/26	9,376,000	9,198,865
4.75% 8/15/28	5,504,000	5,353,847
6.35% 1/15/29	13,343,000	13,837,919
		1,128,147,306
TOTAL ENERGY		1,135,548,530
FINANCIALS - 13.5%
Banks - 6.0%
Bank of America Corp.:
2.299% 7/21/32 (c)	80,000,000	65,464,682
2.972% 2/4/33 (c)	17,500,000	14,882,708
3.419% 12/20/28 (c)	23,187,000	21,752,664
3.5% 4/19/26	34,343,000	33,304,729
3.705% 4/24/28 (c)	58,915,000	56,370,119
3.95% 4/21/25	19,377,000	19,066,747
4.183% 11/25/27	22,749,000	22,081,983
4.2% 8/26/24	24,032,000	23,887,456
4.25% 10/22/26	20,189,000	19,741,918
4.271% 7/23/29 (c)	2,000,000	1,927,831
4.376% 4/27/28 (c)	40,000,000	39,047,794
4.45% 3/3/26	3,182,000	3,134,270
5.015% 7/22/33 (c)	50,000,000	49,212,881
5.468% 1/23/35 (c)	50,000,000	50,325,909
Barclays PLC:
2.852% 5/7/26 (c)	34,514,000	33,454,444
2.894% 11/24/32 (c)	13,572,000	11,286,071
4.375% 1/12/26	28,767,000	28,222,674
5.088% 6/20/30 (c)	35,020,000	33,736,112
5.2% 5/12/26	11,811,000	11,689,366
5.829% 5/9/27 (c)	33,090,000	33,160,262
6.224% 5/9/34 (c)	31,185,000	32,164,135
6.692% 9/13/34 (c)	45,000,000	47,940,340
BNP Paribas SA 2.219% 6/9/26 (b)(c)	32,804,000	31,541,156
Citigroup, Inc.:
3.352% 4/24/25 (c)	23,697,000	23,657,647
3.785% 3/17/33 (c)	17,500,000	15,631,787
3.875% 3/26/25	35,450,000	34,844,422
4.3% 11/20/26	52,072,000	50,819,122
4.4% 6/10/25	11,010,000	10,857,899
4.412% 3/31/31 (c)	45,100,000	42,987,493
4.45% 9/29/27	69,500,000	67,609,278
4.91% 5/24/33 (c)	47,460,000	45,754,645
5.5% 9/13/25	42,579,000	42,559,521
6.174% 5/25/34 (c)	21,587,000	21,921,360
Citizens Financial Group, Inc. 2.638% 9/30/32	35,537,000	27,228,178
Commonwealth Bank of Australia:
3.61% 9/12/34 (b)(c)	12,091,000	10,887,674
3.784% 3/14/32 (b)	10,165,000	8,983,402
HSBC Holdings PLC:
2.099% 6/4/26 (c)	25,000,000	23,976,201
3.973% 5/22/30 (c)	9,000,000	8,411,232
4.95% 3/31/30	6,013,000	5,970,835
5.25% 3/14/44	2,847,000	2,694,944
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	21,002,000	20,932,626
5.71% 1/15/26 (b)	48,607,000	48,184,474
JPMorgan Chase & Co.:
2.95% 10/1/26	63,807,000	60,818,287
2.956% 5/13/31 (c)	18,323,000	16,017,192
2.963% 1/25/33 (c)	17,500,000	14,942,008
3.875% 9/10/24	90,088,000	89,360,827
4.125% 12/15/26	146,208,000	142,560,909
4.203% 7/23/29 (c)	3,000,000	2,892,223
4.452% 12/5/29 (c)	46,000,000	44,843,520
4.586% 4/26/33 (c)	70,000,000	67,071,416
5.299% 7/24/29 (c)	15,000,000	15,111,434
5.336% 1/23/35 (c)	50,000,000	50,195,376
5.35% 6/1/34 (c)	60,000,000	60,231,476
5.717% 9/14/33 (c)	75,200,000	76,701,112
NatWest Group PLC:
3.073% 5/22/28 (c)	20,149,000	18,806,305
5.125% 5/28/24	125,085,000	124,810,755
Rabobank Nederland 4.375% 8/4/25	36,518,000	35,882,997
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	25,589,000	23,255,586
6.499% 3/9/29 (c)	35,670,000	36,483,366
Societe Generale:
1.038% 6/18/25 (b)(c)	55,000,000	54,245,287
1.488% 12/14/26 (b)(c)	40,199,000	37,344,424
3.337% 1/21/33 (b)(c)	17,500,000	14,674,459
Synchrony Bank:
5.4% 8/22/25	29,530,000	29,260,366
5.625% 8/23/27	26,739,000	26,237,552
Wells Fargo & Co.:
2.406% 10/30/25 (c)	19,840,000	19,462,074
3.526% 3/24/28 (c)	42,125,000	40,094,123
4.478% 4/4/31 (c)	60,800,000	58,217,001
5.389% 4/24/34 (c)	30,000,000	29,813,183
Westpac Banking Corp. 4.11% 7/24/34 (c)	17,722,000	16,369,158
		2,403,011,407
Capital Markets - 3.5%
Affiliated Managers Group, Inc. 3.5% 8/1/25	9,112,000	8,874,142
Ares Capital Corp. 3.875% 1/15/26	54,729,000	52,935,920
Athene Global Funding:
5.339% 1/15/27 (b)	56,732,000	56,474,644
5.583% 1/9/29 (b)	28,541,000	28,726,356
Blackstone Private Credit Fund:
2.625% 12/15/26	30,000,000	27,372,671
4.7% 3/24/25	43,143,000	42,602,305
7.05% 9/29/25	39,080,000	39,663,020
Deutsche Bank AG 4.5% 4/1/25	67,655,000	66,522,167
Deutsche Bank AG New York Branch:
3.035% 5/28/32 (c)	4,469,000	3,764,025
6.72% 1/18/29 (c)	22,570,000	23,341,043
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	39,755,000	32,613,316
3.102% 2/24/33 (c)	47,500,000	40,624,176
3.691% 6/5/28 (c)	21,000,000	20,093,002
3.75% 2/25/26	15,000,000	14,644,543
3.8% 3/15/30	67,720,000	63,419,892
4.25% 10/21/25	22,692,000	22,265,464
4.411% 4/23/39 (c)	3,000,000	2,685,546
5.15% 5/22/45	9,000,000	8,701,629
6.75% 10/1/37	30,816,000	33,667,630
Intercontinental Exchange, Inc. 3.75% 12/1/25	4,530,000	4,432,519
Moody's Corp.:
3.25% 1/15/28	10,681,000	10,155,099
3.25% 5/20/50	9,704,000	6,946,558
3.75% 3/24/25	21,924,000	21,549,570
Morgan Stanley:
2.943% 1/21/33 (c)	17,500,000	14,873,663
3.125% 7/27/26	24,646,000	23,573,621
3.622% 4/1/31 (c)	41,803,000	38,338,515
3.7% 10/23/24	15,967,000	15,812,274
4.21% 4/20/28 (c)	40,000,000	38,869,258
4.431% 1/23/30 (c)	54,318,000	52,602,309
5% 11/24/25	102,478,000	101,844,459
5.25% 4/21/34 (c)	50,000,000	49,609,197
5.424% 7/21/34 (c)	47,424,000	47,570,994
6.342% 10/18/33 (c)	58,000,000	62,056,766
6.627% 11/1/34 (c)	50,000,000	54,705,317
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	25,500,000	25,016,010
Sixth Street Specialty Lending, Inc. 6.125% 3/1/29	24,791,000	24,647,629
State Street Corp. 2.901% 3/30/26 (c)	2,660,000	2,589,936
UBS Group AG:
1.494% 8/10/27 (b)(c)	24,731,000	22,487,926
2.593% 9/11/25 (b)(c)	48,618,000	47,926,853
3.091% 5/14/32 (b)(c)	13,398,000	11,395,918
3.75% 3/26/25	24,390,000	23,929,875
3.869% 1/12/29 (b)(c)	9,005,000	8,515,424
4.125% 9/24/25 (b)	17,678,000	17,314,646
4.194% 4/1/31 (b)(c)	40,079,000	37,213,162
4.55% 4/17/26	5,038,000	4,957,188
6.537% 8/12/33 (b)(c)	30,000,000	31,628,705
		1,389,554,882
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	12,404,000	12,101,443
2.45% 10/29/26	17,295,000	16,061,167
3% 10/29/28	18,114,000	16,389,921
3.3% 1/30/32	19,378,000	16,619,662
4.45% 4/3/26	15,328,000	15,073,724
6.45% 4/15/27 (b)	59,444,000	61,033,220
6.5% 7/15/25	15,770,000	15,922,038
Ally Financial, Inc.:
4.75% 6/9/27	60,000,000	58,285,854
5.125% 9/30/24	9,461,000	9,421,007
5.75% 11/20/25	16,947,000	16,824,952
5.8% 5/1/25	68,233,000	68,118,053
6.7% 2/14/33	50,000,000	50,515,009
7.1% 11/15/27	37,620,000	39,307,820
8% 11/1/31	11,577,000	12,895,528
Capital One Financial Corp.:
2.636% 3/3/26 (c)	21,697,000	21,090,968
3.273% 3/1/30 (c)	32,130,000	28,944,421
3.65% 5/11/27	57,194,000	54,679,689
3.8% 1/31/28	29,870,000	28,404,575
4.985% 7/24/26 (c)	31,384,000	31,181,613
5.247% 7/26/30 (c)	40,470,000	39,830,187
5.468% 2/1/29 (c)	26,778,000	26,690,635
5.817% 2/1/34 (c)	46,541,000	46,470,166
Discover Financial Services:
3.95% 11/6/24	41,289,000	40,816,575
4.1% 2/9/27	5,722,000	5,520,358
4.5% 1/30/26	23,106,000	22,703,386
6.7% 11/29/32	7,907,000	8,358,056
Ford Motor Credit Co. LLC 4.063% 11/1/24	79,422,000	78,596,302
Synchrony Financial:
3.95% 12/1/27	37,530,000	35,097,218
4.25% 8/15/24	29,533,000	29,342,539
5.15% 3/19/29	34,739,000	33,375,756
Toyota Motor Credit Corp.:
3% 4/1/25	29,531,000	28,893,791
3.375% 4/1/30	9,583,000	8,850,755
		977,416,388
Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.85% 2/1/25	450,000	442,269
4.05% 7/1/30	22,047,000	20,448,996
4.125% 6/15/26	26,610,000	25,905,578
4.125% 5/15/29	24,028,000	22,646,785
Corebridge Financial, Inc.:
3.5% 4/4/25	9,337,000	9,140,308
3.65% 4/5/27	33,012,000	31,505,518
3.85% 4/5/29	13,061,000	12,211,762
3.9% 4/5/32	15,550,000	13,986,028
4.35% 4/5/42	3,537,000	2,985,400
4.4% 4/5/52	10,459,000	8,531,144
Jackson Financial, Inc.:
3.125% 11/23/31	5,636,000	4,691,675
5.17% 6/8/27	14,655,000	14,625,148
5.67% 6/8/32	27,163,000	27,199,142
MasterCard, Inc.:
3.3% 3/26/27	3,028,000	2,913,805
3.35% 3/26/30	4,213,000	3,916,828
Pine Street Trust I 4.572% 2/15/29 (b)	27,943,000	26,557,620
Pine Street Trust II 5.568% 2/15/49 (b)	29,500,000	27,311,432
		255,019,438
Insurance - 1.0%
AFLAC, Inc. 3.6% 4/1/30	9,937,000	9,243,161
AIA Group Ltd.:
3.2% 9/16/40 (b)	15,222,000	11,363,685
3.375% 4/7/30 (b)	30,867,000	28,298,265
Five Corners Funding Trust II 2.85% 5/15/30 (b)	48,444,000	42,460,190
Liberty Mutual Group, Inc.:
3.951% 10/15/50 (b)	4,626,000	3,478,492
4.569% 2/1/29 (b)	27,600,000	26,877,821
Lincoln National Corp. 3.4% 1/15/31	34,132,000	30,030,962
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	19,688,000	19,363,803
4.75% 3/15/39	9,035,000	8,572,411
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	20,812,000	14,098,696
New York Life Insurance Co. 3.75% 5/15/50 (b)	7,429,000	5,710,988
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	2,000	2,107
Pacific LifeCorp 5.125% 1/30/43 (b)	15,610,000	14,581,911
Progressive Corp. 3.2% 3/26/30	3,815,000	3,480,233
Prudential Financial, Inc. 6% 9/1/52 (c)	55,017,000	54,686,595
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	3,800,000	3,686,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)	16,941,000	11,871,796
4.9% 9/15/44 (b)	29,277,000	26,845,221
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	8,401,000	8,327,371
Unum Group:
3.875% 11/5/25	16,863,000	16,331,416
4% 6/15/29	21,076,000	19,881,961
5.75% 8/15/42	29,395,000	28,773,619
		387,966,704
TOTAL FINANCIALS		5,412,968,819
HEALTH CARE - 2.0%
Biotechnology - 0.5%
AbbVie, Inc. 3.2% 11/21/29	17,500,000	16,126,200
Amgen, Inc.:
1.65% 8/15/28	65,000,000	56,857,826
5.15% 3/2/28	20,069,000	20,197,649
5.25% 3/2/30	18,321,000	18,599,441
5.25% 3/2/33	20,683,000	20,856,985
5.6% 3/2/43	19,649,000	19,991,371
5.65% 3/2/53	9,768,000	9,953,153
5.75% 3/2/63	17,801,000	18,156,121
		180,738,746
Health Care Providers & Services - 1.2%
Centene Corp.:
2.45% 7/15/28	32,380,000	28,711,783
2.625% 8/1/31	15,205,000	12,481,421
3.375% 2/15/30	17,480,000	15,468,606
4.25% 12/15/27	19,645,000	18,731,102
4.625% 12/15/29	30,530,000	28,984,548
Cigna Group:
3.05% 10/15/27	67,800,000	63,632,048
4.375% 10/15/28	29,050,000	28,338,133
4.8% 8/15/38	18,087,000	16,992,795
4.9% 12/15/48	18,071,000	16,461,348
5.4% 3/15/33	30,000,000	30,545,497
CVS Health Corp.:
3% 8/15/26	2,965,000	2,826,254
3.625% 4/1/27	7,479,000	7,194,542
3.875% 7/20/25	20,803,000	20,411,637
5% 1/30/29	15,279,000	15,321,266
5.25% 1/30/31	6,265,000	6,311,787
HCA Holdings, Inc.:
3.5% 9/1/30	18,350,000	16,594,953
3.625% 3/15/32	4,185,000	3,704,716
5.625% 9/1/28	19,094,000	19,331,261
5.875% 2/1/29	21,003,000	21,474,273
Humana, Inc.:
3.7% 3/23/29	12,046,000	11,335,623
5.375% 4/15/31	25,106,000	25,119,531
Sabra Health Care LP:
3.2% 12/1/31	39,949,000	33,184,996
3.9% 10/15/29	10,094,000	9,098,792
Toledo Hospital 5.325% 11/15/28	9,969,000	9,326,299
		461,583,211
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	63,993,000	62,395,277
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	6,362,000	6,451,004
Mylan NV 4.55% 4/15/28	6,911,000	6,677,039
Utah Acquisition Sub, Inc. 3.95% 6/15/26	12,375,000	11,955,898
Viatris, Inc.:
1.65% 6/22/25	4,370,000	4,155,663
2.7% 6/22/30	39,716,000	33,672,367
3.85% 6/22/40	9,677,000	7,146,933
4% 6/22/50	10,965,000	7,554,001
		140,008,182
TOTAL HEALTH CARE		782,330,139
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
BAE Systems PLC 3.4% 4/15/30 (b)	9,575,000	8,732,615
The Boeing Co.:
5.805% 5/1/50	29,870,000	28,260,838
5.93% 5/1/60	12,640,000	11,850,441
		48,843,894
Building Products - 0.0%
Carrier Global Corp.:
5.9% 3/15/34	4,315,000	4,535,057
6.2% 3/15/54	4,477,000	4,929,734
		9,464,791
Ground Transportation - 0.0%
CSX Corp. 3.8% 4/15/50	5,875,000	4,587,845
Industrial Conglomerates - 0.0%
3M Co.:
2.65% 4/15/25	1,885,000	1,829,954
3.05% 4/15/30	1,519,000	1,364,266
3.7% 4/15/50	1,875,000	1,384,981
		4,579,201
Machinery - 0.2%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	28,773,000	27,993,332
2% 12/14/26 (b)	30,000,000	27,580,207
Deere & Co.:
2.75% 4/15/25	3,746,000	3,653,479
3.1% 4/15/30	9,897,000	9,038,995
		68,266,013
Professional Services - 0.1%
Leidos, Inc. 3.625% 5/15/25	12,349,000	12,072,369
Thomson Reuters Corp. 3.85% 9/29/24	3,021,000	2,985,951
		15,058,320
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 7/1/25	28,656,000	27,925,507
4.25% 9/15/24	16,843,000	16,725,289
		44,650,796
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	10,113,000	10,054,454
4.375% 5/1/26 (b)	21,306,000	20,577,038
5.75% 3/1/29 (b)	40,000,000	39,806,485
6.375% 5/4/28 (b)	33,577,000	34,254,941
		104,692,918
TOTAL INDUSTRIALS		300,143,778
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp.:
5.25% 2/1/28	28,212,000	28,554,189
5.3% 10/1/29	11,000,000	11,135,016
5.85% 7/15/25	5,417,000	5,444,298
6.02% 6/15/26	5,507,000	5,577,382
6.1% 7/15/27	9,944,000	10,238,970
6.2% 7/15/30	8,607,000	9,056,181
		70,006,036
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)	7,184,000	6,406,050
2.45% 2/15/31 (b)	61,131,000	51,534,692
2.6% 2/15/33 (b)	61,131,000	49,648,201
3.5% 2/15/41 (b)	49,365,000	38,315,228
3.75% 2/15/51 (b)	23,167,000	17,547,979
		163,452,150
Software - 0.2%
Oracle Corp.:
2.5% 4/1/25	24,552,000	23,811,480
2.8% 4/1/27	24,552,000	23,026,004
3.6% 4/1/40	24,550,000	19,352,097
3.6% 4/1/50	24,550,000	17,736,784
3.85% 4/1/60	24,600,000	17,508,275
		101,434,640
TOTAL INFORMATION TECHNOLOGY		334,892,826
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	18,666,000	19,337,199
6.55% 11/15/30	18,931,000	19,911,984
6.7% 11/15/33	11,063,000	11,795,657
The Dow Chemical Co. 4.55% 11/30/25	13,459,000	13,290,817
		64,335,657
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	19,486,000	15,271,046
4.9% 12/15/30	17,745,000	17,492,726
American Homes 4 Rent LP:
2.375% 7/15/31	3,169,000	2,573,957
3.625% 4/15/32	14,296,000	12,571,504
4.3% 4/15/52	9,909,000	7,764,181
Boston Properties, Inc.:
3.25% 1/30/31	16,564,000	14,169,046
4.5% 12/1/28	18,628,000	17,724,802
6.75% 12/1/27	24,397,000	25,322,453
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,428,015
2.25% 3/15/26	7,272,000	6,837,447
2.75% 4/15/31	7,105,000	5,861,116
Healthcare Realty Holdings LP:
3.1% 2/15/30	6,066,000	5,281,640
3.5% 8/1/26	6,318,000	6,029,467
Healthpeak OP, LLC:
3.25% 7/15/26	2,733,000	2,614,399
3.4% 2/1/25	912,000	894,860
3.5% 7/15/29	3,125,000	2,892,160
Hudson Pacific Properties LP 4.65% 4/1/29	37,205,000	31,695,334
Invitation Homes Operating Partnership LP 4.15% 4/15/32	21,143,000	19,349,462
Kite Realty Group LP 5.5% 3/1/34	6,294,000	6,254,270
Kite Realty Group Trust:
4% 3/15/25	27,373,000	26,866,516
4.75% 9/15/30	42,235,000	40,409,811
LXP Industrial Trust (REIT):
2.7% 9/15/30	7,890,000	6,589,704
4.4% 6/15/24	8,117,000	8,046,565
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	26,948,000	21,823,215
3.375% 2/1/31	14,471,000	12,351,907
3.625% 10/1/29	26,970,000	24,073,793
4.5% 1/15/25	12,446,000	12,309,041
4.5% 4/1/27	86,567,000	83,773,066
4.75% 1/15/28	28,933,000	27,933,015
4.95% 4/1/24	6,427,000	6,427,000
5.25% 1/15/26	28,200,000	28,016,283
Piedmont Operating Partnership LP 2.75% 4/1/32	6,300,000	4,527,230
Prologis LP 3.25% 6/30/26	2,124,000	2,043,447
Realty Income Corp.:
2.2% 6/15/28	3,445,000	3,077,089
2.85% 12/15/32	4,238,000	3,524,645
3.25% 1/15/31	4,502,000	4,016,165
3.4% 1/15/28	7,083,000	6,683,742
Regency Centers LP 3.7% 6/15/30	25,000,000	23,053,773
Retail Opportunity Investments Partnership LP 4% 12/15/24	4,615,000	4,546,442
Simon Property Group LP 2.65% 2/1/32	30,000,000	25,282,034
SITE Centers Corp.:
3.625% 2/1/25	10,990,000	10,819,545
4.25% 2/1/26	15,247,000	15,013,593
Store Capital LLC:
2.75% 11/18/30	8,515,000	6,841,089
4.625% 3/15/29	8,847,000	8,335,006
Sun Communities Operating LP:
2.3% 11/1/28	7,110,000	6,209,493
2.7% 7/15/31	18,176,000	14,967,882
Ventas Realty LP:
2.5% 9/1/31	53,031,000	43,561,341
3% 1/15/30	35,454,000	31,246,032
3.5% 2/1/25	7,488,000	7,339,561
3.75% 5/1/24	7,900,000	7,886,427
4% 3/1/28	10,351,000	9,863,705
4.125% 1/15/26	7,649,000	7,470,336
4.375% 2/1/45	3,802,000	3,085,275
4.75% 11/15/30	41,973,000	40,473,960
VICI Properties LP:
4.375% 5/15/25	3,704,000	3,640,763
4.75% 2/15/28	29,291,000	28,564,533
4.95% 2/15/30	38,231,000	36,971,464
5.125% 5/15/32	10,549,000	10,090,090
5.75% 4/1/34	5,034,000	4,986,608
Vornado Realty LP 2.15% 6/1/26	7,918,000	7,197,992
Welltower OP LLC 4% 6/1/25	4,568,000	4,490,412
WP Carey, Inc.:
3.85% 7/15/29	6,097,000	5,691,152
4% 2/1/25	26,847,000	26,463,001
4.6% 4/1/24	14,578,000	14,578,000
		934,189,628
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	20,195,000	18,070,631
4.1% 10/1/24	23,803,000	23,530,391
4.55% 10/1/29	27,295,000	23,732,500
8.05% 3/15/28	33,242,000	33,761,539
CBRE Group, Inc.:
2.5% 4/1/31	23,518,000	19,460,967
4.875% 3/1/26	19,900,000	19,689,919
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,275,246
Mid-America Apartments LP 4% 11/15/25	3,541,000	3,469,923
Tanger Properties LP:
2.75% 9/1/31	18,732,000	15,339,002
3.125% 9/1/26	16,602,000	15,576,473
3.875% 7/15/27	28,881,000	26,820,050
		204,726,641
TOTAL REAL ESTATE		1,138,916,269
UTILITIES - 1.4%
Electric Utilities - 0.6%
Alabama Power Co. 3.05% 3/15/32	29,471,000	25,725,023
Cleco Corporate Holdings LLC:
3.375% 9/15/29	15,724,000	13,716,898
3.743% 5/1/26	60,730,000	58,372,540
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128,000	1,137,739
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	10,574,000	8,750,911
2.775% 1/7/32 (b)	19,219,000	15,685,438
Exelon Corp.:
2.75% 3/15/27	6,523,000	6,106,531
3.35% 3/15/32	7,920,000	7,004,040
4.05% 4/15/30	7,291,000	6,876,002
4.1% 3/15/52	5,867,000	4,667,215
4.7% 4/15/50	3,246,000	2,842,885
IPALCO Enterprises, Inc.:
3.7% 9/1/24	9,552,000	9,548,851
5.75% 4/1/34 (b)	43,698,000	43,590,236
Southern Co. 5.7% 3/15/34	27,735,000	28,604,334
		232,628,643
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	6,046,162	6,286,119
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	6,732,000	6,462,217
The AES Corp.:
1.375% 1/15/26	30,500,000	28,244,406
2.45% 1/15/31	28,885,000	23,632,494
3.3% 7/15/25 (b)	37,234,000	36,069,741
3.95% 7/15/30 (b)	42,717,000	38,850,693
		133,259,551
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	4,149,000	3,883,789
4.05% 4/15/25	53,700,000	53,015,334
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	3,290,000	3,030,442
NiSource, Inc.:
2.95% 9/1/29	40,740,000	36,793,456
3.6% 5/1/30	22,835,000	21,032,082
Puget Energy, Inc.:
4.1% 6/15/30	25,767,000	23,518,138
4.224% 3/15/32	27,319,000	24,774,286
Sempra 6% 10/15/39	5,386,000	5,485,225
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.6811% 5/15/67 (c)(d)	12,629,000	12,250,065
		183,782,817
TOTAL UTILITIES		555,957,130
TOTAL NONCONVERTIBLE BONDS (Cost $12,393,146,012)		11,550,764,328

U.S. Treasury Obligations - 41.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	896,321,000	604,876,625
1.875% 11/15/51	120,053,000	71,905,181
2% 8/15/51	733,544,000	454,482,083
2.375% 2/15/42	95,700,000	71,192,799
2.875% 5/15/52	556,400,000	420,994,841
3% 2/15/49	709,760,000	553,363,277
3.375% 8/15/42	485,600,000	419,437,000
3.625% 2/15/53	193,384,000	169,815,325
3.625% 5/15/53	192,000,000	168,690,000
4.125% 8/15/53	642,673,000	617,669,004
4.25% 2/15/54	353,100,000	347,251,781
4.75% 11/15/53	342,500,000	365,618,750
U.S. Treasury Notes:
1.25% 4/30/28	1,245,413,000	1,104,185,109
1.5% 11/30/28	800,000,000	707,593,752
2.375% 3/31/29	504,000,000	461,908,128
2.625% 7/31/29	273,317,000	252,529,960
2.75% 8/15/32	913,762,000	819,565,985
2.875% 5/15/32	763,588,000	693,284,216
3.375% 5/15/33	465,000,000	435,610,549
3.5% 4/30/30	528,900,000	508,239,844
3.5% 2/15/33	470,900,000	445,975,409
3.75% 5/31/30	514,100,000	500,624,956
3.75% 6/30/30	543,000,000	528,618,982
3.875% 11/30/29	255,000,000	250,398,046
3.875% 8/15/33	477,166,000	464,491,278
4% 1/15/27	26,750,000	26,430,254
4% 6/30/28	175,000,000	173,058,594
4% 1/31/29	1,009,000,000	998,594,688
4% 7/31/30	1,606,800,000	1,585,836,262
4% 2/15/34	174,800,000	171,904,875
4.125% 2/15/27	164,000,000	162,616,250
4.125% 11/15/32	1,530,767,000	1,520,302,769
4.25% 3/15/27	176,720,000	175,905,430
4.25% 2/28/31	5,350,000	5,359,195
4.5% 11/15/33	355,600,000	363,489,875
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,154,555,941)		16,621,821,072

U.S. Government Agency - Mortgage Securities - 25.7%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.310% 5.438% 5/1/34 (c)(d)	30,167	30,344
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.390% 4.321% 5/1/33 (c)(d)	1,273	1,282
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.420% 5.572% 9/1/33 (c)(d)	71,820	71,992
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (c)(d)	15,963	16,181
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	5,012	5,081
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	2,074	2,110
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (c)(d)	24,945	25,189
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (c)(d)	181	183
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 12/1/34 (c)(d)	12,686	12,804
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (c)(d)	10,606	10,713
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	30,610	31,291
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.273% 10/1/33 (c)(d)	2,360	2,383
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (c)(d)	17,015	17,282
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	2,877	2,912
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.88% 3/1/33 (c)(d)	14,243	14,454
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (c)(d)	5,844	5,958
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.912% 7/1/35 (c)(d)	50,937	51,924
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.551% 11/1/36 (c)(d)	94,618	96,491
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.864% 5/1/35 (c)(d)	29,515	30,081
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 5.851% 7/1/43 (c)(d)	249,452	255,079
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 5.146% 6/1/42 (c)(d)	29,338	30,182
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.710% 4.736% 3/1/36 (c)(d)	52,608	53,661
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 5.393% 5/1/36 (c)(d)	48,303	49,564
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (c)(d)	31,118	31,789
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.740% 5.519% 5/1/36 (c)(d)	22,907	23,502
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 5.977% 7/1/35 (c)(d)	17,810	18,147
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (c)(d)	50,885	52,148
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (c)(d)	11,973	12,296
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (c)(d)	935,674	958,656
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(d)	68,473	69,921
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (c)(d)	21,805	22,424
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (c)(d)	10,509	10,740
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (c)(d)	11,232	11,522
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.304% 2/1/42 (c)(d)	44,046	45,011
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.296% 2/1/35 (c)(d)	43,670	44,473
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (c)(d)	9,437	9,450
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (c)(d)	76,413	78,611
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 5.755% 9/1/35 (c)(d)	4,402	4,486
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 6.75% 3/1/36 (c)(d)	44,338	45,548
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(d)	15,529	15,676
U.S. TREASURY 1 YEAR INDEX + 2.220% 6.37% 8/1/36 (c)(d)	85,481	86,410
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (c)(d)	23,268	23,551
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.404% 10/1/33 (c)(d)	26,691	26,997
U.S. TREASURY 1 YEAR INDEX + 2.420% 6.045% 5/1/35 (c)(d)	10,825	10,987
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.21% 7/1/34 (c)(d)	27,284	27,692
1.5% 9/1/35 to 9/1/51	250,330,543	203,807,087
2% 2/1/28 to 3/1/52	637,194,641	530,247,316
2.5% 1/1/28 to 5/1/53	769,761,463	658,678,929
3% 12/1/28 to 3/1/52 (e)	351,512,952	313,454,709
3.25% 12/1/41	16,754	15,432
3.4% 7/1/42 to 9/1/42	339,595	312,007
3.5% 10/1/33 to 4/1/52	277,988,599	254,031,098
3.65% 5/1/42 to 8/1/42	101,617	94,649
3.9% 4/1/42	27,454	25,966
4% 3/1/36 to 4/1/52	159,153,570	150,899,266
4.25% 11/1/41	52,908	51,110
4.5% to 4.5% 6/1/24 to 1/1/53	137,989,149	133,709,379
5% 6/1/24 to 11/1/53	153,639,398	151,151,384
5.29% 8/1/41 (c)	632,968	627,658
5.5% 5/1/48 to 11/1/53	90,538,061	90,845,811
6% to 6% 9/1/29 to 3/1/54	138,505,345	140,715,085
6.5% 1/1/26 to 3/1/54	60,978,691	63,164,347
6.708% 2/1/39 (c)	280,024	285,277
7% to 7% 5/1/24 to 7/1/37	301,833	311,962
7.5% to 7.5% 7/1/25 to 11/1/31	225,632	231,962
8% 3/1/37	8,621	9,094
TOTAL FANNIE MAE		2,695,116,706
Freddie Mac - 5.5%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.120% 5.424% 8/1/37 (c)(d)	22,844	22,763
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (c)(d)	11,882	11,925
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (c)(d)	48,155	48,532
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (c)(d)	36,829	37,210
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.650% 7.446% 4/1/35 (c)(d)	49,171	49,643
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (c)(d)	354,469	360,214
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (c)(d)	84,083	85,878
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	154,193	157,140
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 5.629% 5/1/35 (c)(d)	74,387	76,075
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 5.239% 4/1/36 (c)(d)	25,220	25,914
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.255% 4/1/41 (c)(d)	3,599	3,696
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 5.785% 10/1/36 (c)(d)	60,999	61,879
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (c)(d)	15,080	15,422
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.900% 6.111% 10/1/42 (c)(d)	55,462	56,509
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.213% 5/1/41 (c)(d)	31,898	32,816
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.568% 5/1/41 (c)(d)	36,913	37,971
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.699% 6/1/41 (c)(d)	30,822	31,708
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (c)(d)	11,156	11,445
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6% 10/1/35 (c)(d)	29,660	30,069
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 4.937% 4/1/38 (c)(d)	20,954	21,557
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (c)(d)	13,425	13,682
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	423	428
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(d)	25,171	25,807
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (c)(d)	30,073	30,813
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.680% 8.26% 10/1/35 (c)(d)	22,138	22,751
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.182% 6/1/33 (c)(d)	40,488	40,808
U.S. TREASURY 1 YEAR INDEX + 2.240% 6.371% 1/1/35 (c)(d)	2,283	2,298
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.384% 6/1/33 (c)(d)	76,947	77,782
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.378% 3/1/35 (c)(d)	133,330	134,899
1.5% 7/1/35 to 6/1/51	323,175,524	257,081,346
2% 6/1/35 to 4/1/52	626,346,059	518,853,818
2% 4/1/42	20,308,813	17,160,204
2.5% 1/1/28 to 9/1/52	390,003,963	336,998,101
3% 12/1/30 to 5/1/52	243,681,588	215,680,553
3.5% 12/1/29 to 4/1/52	265,036,789	243,412,212
4% 1/1/36 to 10/1/52 (f)	138,658,302	131,307,626
4% 4/1/48	27,640	26,067
4.5% 6/1/25 to 4/1/53	77,026,602	74,399,208
5% 8/1/33 to 8/1/53	113,134,681	111,812,146
5.5% 10/1/52 to 3/1/54 (g)(h)	163,626,618	163,910,293
6% 7/1/28 to 4/1/54	67,151,618	68,298,710
6.5% 5/1/26 to 1/1/54 (g)	35,102,978	36,442,234
7% 3/1/26 to 9/1/36	234,784	243,338
7.5% 7/1/26 to 6/1/32	53,747	55,694
8% 7/1/24 to 4/1/32	9,316	9,539
8.5% 1/1/25 to 1/1/28	3,297	3,373
TOTAL FREDDIE MAC		2,177,222,096
Ginnie Mae - 6.7%
3% 5/15/42 to 5/20/50	16,292,562	14,412,383
3.5% 9/20/40 to 2/20/50	44,912,652	41,569,085
4% 7/15/39 to 5/20/49	49,595,204	47,193,377
4.5% 6/20/33 to 4/20/53	27,327,251	26,616,572
5.5% 7/15/33 to 9/15/39	879,828	895,841
6% to 6% 10/15/30 to 5/15/40	803,678	826,369
7% to 7% 8/15/25 to 11/15/32	681,697	698,103
7.5% to 7.5% 5/15/24 to 9/15/31	75,699	76,899
8% 4/15/24 to 11/15/29	7,880	8,027
8.5% 11/15/27 to 11/15/31	17,893	18,706
2% 8/20/50 to 11/20/52	166,928,574	136,786,631
2% 4/1/54 (i)	179,000,000	146,658,316
2% 4/1/54 (i)	138,950,000	113,844,542
2% 4/1/54 (i)	13,875,000	11,368,068
2% 4/1/54 (i)	8,225,000	6,738,909
2% 4/1/54 (i)	71,000,000	58,171,734
2% 4/1/54 (i)	62,975,000	51,596,690
2% 4/1/54 (i)	125,900,000	103,152,413
2% 4/1/54 (i)	4,750,000	3,891,771
2% 5/1/54 (i)	68,200,000	55,946,902
2% 5/1/54 (i)	33,500,000	27,481,249
2% 5/1/54 (i)	100,350,000	82,320,698
2% 5/1/54 (i)	132,300,000	108,530,426
2.5% 6/20/51 to 1/20/52	203,072,030	171,097,547
2.5% 4/1/54 (i)	3,275,000	2,789,222
2.5% 4/1/54 (i)	179,725,000	153,066,517
2.5% 5/1/54 (i)	64,000,000	54,561,926
2.5% 5/1/54 (i)	61,100,000	52,089,589
3% 4/1/54 (i)	125,750,000	110,913,826
3% 4/1/54 (i)	30,650,000	27,033,867
3% 4/1/54 (i)	107,450,000	94,772,888
3% 5/1/54 (i)	125,650,000	110,918,882
3.5% 4/1/54 (i)	93,950,000	85,483,564
4% 4/1/54 (i)	70,200,000	65,697,540
5% 12/15/32 to 4/20/48	10,128,127	10,136,414
5% 4/1/54 (i)	33,850,000	33,273,220
5% 4/1/54 (i)	13,525,000	13,294,543
5% 4/1/54 (i)	24,425,000	24,008,815
5% 5/1/54 (i)	47,850,000	47,036,536
5.5% 4/1/54 (i)	88,100,000	88,048,136
5.5% 5/1/54 (i)	59,300,000	59,234,978
6% 4/1/54 (i)	35,100,000	35,414,285
6% 4/1/54 (i)	35,100,000	35,414,285
6% 4/1/54 (i)	21,600,000	21,793,406
6% 4/1/54 (i)	34,875,000	35,187,271
6% 4/1/54 (i)	64,425,000	65,001,861
6.5% 3/20/31 to 6/15/37	113,673	117,149
6.5% 4/1/54 (i)	38,000,000	38,631,602
6.5% 4/1/54 (i)	35,050,000	35,632,570
6.5% 4/1/54 (i)	39,900,000	40,563,182
6.5% 4/1/54 (i)	19,950,000	20,281,591
6.5% 4/1/54 (i)	40,200,000	40,868,168
6.5% 5/1/54 (i)	45,000,000	45,700,488
6.5% 5/1/54 (i)	37,200,000	37,779,070
TOTAL GINNIE MAE		2,694,646,649
Uniform Mortgage Backed Securities - 6.8%
2% 4/1/54 (i)	13,800,000	10,917,822
2% 4/1/54 (i)	7,100,000	5,617,140
2% 4/1/54 (i)	7,100,000	5,617,140
2% 4/1/54 (i)	42,875,000	33,920,406
2% 4/1/54 (i)	155,400,000	122,944,166
2% 4/1/54 (i)	30,225,000	23,912,403
2% 4/1/54 (i)	37,950,000	30,024,010
2% 4/1/54 (i)	18,900,000	14,952,669
2% 4/1/54 (i)	88,600,000	70,095,580
2% 4/1/54 (i)	19,650,000	15,546,029
2% 4/1/54 (i)	139,250,000	110,167,150
2% 4/1/54 (i)	39,700,000	31,408,516
2% 4/1/54 (i)	20,200,000	15,981,159
2% 5/1/54 (i)	48,000,000	38,035,032
2% 5/1/54 (i)	219,500,000	173,931,032
2% 5/1/54 (i)	97,300,000	77,100,179
2.5% 4/1/54 (i)	39,900,000	32,981,404
2.5% 4/1/54 (i)	17,100,000	14,134,887
2.5% 4/1/54 (i)	600,000	495,961
2.5% 4/1/54 (i)	19,800,000	16,366,712
2.5% 4/1/54 (i)	25,600,000	21,161,001
2.5% 4/1/54 (i)	49,700,000	41,082,100
2.5% 4/1/54 (i)	2,700,000	2,231,824
2.5% 4/1/54 (i)	7,250,000	5,992,862
2.5% 5/1/54 (i)	45,150,000	37,372,208
2.5% 5/1/54 (i)	27,150,000	22,472,989
2.5% 5/1/54 (i)	30,800,000	25,494,220
3% 4/1/54 (i)	314,500,000	270,642,000
3% 4/1/54 (i)	158,300,000	136,224,574
3% 4/1/54 (i)	76,500,000	65,831,838
3% 4/1/54 (i)	50,275,000	43,263,995
3% 4/1/54 (i)	150,000	129,082
3% 5/1/54 (i)	85,950,000	74,051,297
3% 5/1/54 (i)	330,300,000	284,574,094
3.5% 4/1/54 (i)	13,600,000	12,168,282
4% 4/1/54 (i)	25,000,000	23,150,390
4% 4/1/54 (i)	30,350,000	28,104,573
4% 4/1/54 (i)	30,450,000	28,197,175
4% 4/1/54 (i)	16,600,000	15,371,859
4% 4/1/54 (i)	35,850,000	33,197,659
4.5% 4/1/54 (i)	28,100,000	26,757,567
4.5% 4/1/54 (i)	28,800,000	27,424,126
4.5% 4/1/54 (i)	12,275,000	11,688,582
5% 4/1/54 (i)	3,150,000	3,074,449
5% 4/1/54 (i)	8,800,000	8,588,937
5.5% 4/1/54 (i)	70,225,000	69,887,590
5.5% 4/1/54 (i)	7,600,000	7,563,484
5.5% 4/1/54 (i)	77,425,000	77,052,996
6% 4/1/54 (i)	85,850,000	86,664,905
6% 4/1/54 (i)	73,150,000	73,844,354
6% 4/1/54 (i)	74,250,000	74,954,796
6.5% 4/1/54 (i)	38,200,000	39,020,704
6.5% 4/1/54 (i)	113,400,000	115,836,331
6.5% 4/1/54 (i)	82,800,000	84,578,908
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,721,801,148
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,737,823,657)		10,288,786,599

Asset-Backed Securities - 7.4%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	9,835,840	6,934,294
Series 2019-1 Class A, 3.844% 5/15/39 (b)	2,957,788	2,543,698
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	17,145,304	15,475,056
Class B, 4.458% 10/16/39 (b)	4,664,187	2,169,448
Series 2021-1A Class A, 2.95% 11/16/41 (b)	20,719,383	18,784,193
Series 2021-2A Class A, 2.798% 1/15/47 (b)	41,380,109	36,227,044
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	27,561,339	27,078,465
Affirm Asset Securitization Trust Series 2023-X1 Class A, 7.11% 11/15/28 (b)	7,183,417	7,217,430
Aimco Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8242% 4/16/37 (b)(c)(d)	35,255,000	35,196,512
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 1.5% 4/19/37 (b)(c)(d)(i)	55,620,000	55,639,523
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7081% 10/17/34 (b)(c)(d)	17,910,000	17,897,714
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5694% 4/20/34 (b)(c)(d)	46,919,000	46,771,158
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8178% 7/20/35 (b)(c)(d)	25,047,000	25,114,827
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7194% 7/20/34 (b)(c)(d)	21,007,000	21,011,559
Ally Auto Receivables Trust 20 Series 2024-1 Class A3, 5.08% 12/15/28	18,910,000	18,915,231
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	19,110,000	19,074,387
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	5,577,269	4,982,759
Class B, 4.335% 1/16/40 (b)	1,196,541	670,272
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8956% 10/15/32 (b)(c)(d)	24,769,000	24,773,359
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7056% 7/15/34 (b)(c)(d)	26,517,000	26,521,985
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.644% 1/15/35 (b)(c)(d)	37,068,000	37,082,271
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6456% 4/15/34 (b)(c)(d)	29,947,000	29,959,488
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/36 (b)(c)(d)	17,946,000	17,953,824
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	23,400,000	23,291,988
Barings CLO Ltd. Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7994% 1/20/32 (b)(c)(d)	28,600,000	28,614,386
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(c)(d)	42,652,000	43,001,746
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6165% 1/17/35 (b)(c)(d)	38,048,000	38,059,186
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7056% 1/15/35 (b)(c)(d)	27,114,000	27,118,284
Blackbird Capital Aircraft:
Series 2016-1A Class A, 4.213% 12/16/41 (b)	20,116,173	19,814,431
Series 2021-1A Class A, 2.443% 7/15/46 (b)	28,859,332	25,397,943
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5656% 4/15/29 (b)(c)(d)	19,381,154	19,392,473
Capital One Multi-Asset Execution Trust Series 2023-A1 Class A, 4.42% 5/15/28	21,500,000	21,235,892
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	17,076,000	17,367,559
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	20,544,111	18,491,939
Class B, 5.095% 4/15/39 (b)	10,307,675	6,906,591
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	5,812,968	5,299,575
Series 2021-1A Class A, 3.474% 1/15/46 (b)	3,731,937	3,509,342
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.550% 0% 4/23/37 (b)(c)(d)	60,600,000	60,641,147
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6794% 10/20/32 (b)(c)(d)	21,787,000	21,787,937
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	16,882,000	16,887,065
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6378% 4/20/35 (b)(c)(d)	35,314,000	35,329,079
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1678% 7/20/36 (b)(c)(d)	25,314,000	25,447,354
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6294% 4/20/34 (b)(c)(d)	26,059,000	26,059,026
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	9,865,827	9,646,637
Chase Auto Owner Trust 2024-1 Series 2024-1A Class A3, 5.13% 5/25/29 (b)	17,651,000	17,677,406
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/35 (b)	10,333,171	10,396,856
CNH Equipment Trust Series 2023 A Class A2, 5.34% 9/15/26	6,535,429	6,524,934
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7494% 10/20/34 (b)(c)(d)	27,352,000	27,356,185
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7794% 4/20/34 (b)(c)(d)	28,400,000	28,406,930
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8894% 1/20/34 (b)(c)(d)	37,850,000	37,850,946
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	35,976,620	34,302,261
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	11,955,803	10,007,706
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (j)	7,800,000	7,690,759
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	5,366,925	5,376,501
Class A3, 5.64% 2/22/28 (b)	7,444,000	7,519,703
Dominos Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/49 (b)	20,812,800	19,154,357
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6178% 4/20/35 (b)(c)(d)	19,817,000	19,760,541
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	18,048,000	18,053,432
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7795% 1/18/32 (b)(c)(d)	22,160,000	22,168,908
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7581% 4/17/33 (b)(c)(d)	20,000,000	20,004,060
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 10/15/35 (b)(c)(d)	23,913,000	23,917,017
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7107% 2/20/35 (b)(c)(d)	14,569,000	14,577,246
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6756% 4/15/31 (b)(c)(d)	12,634,000	12,635,364
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 1/15/35 (b)(c)(d)	32,919,000	32,943,821
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8256% 1/15/34 (b)(c)(d)	6,000,000	6,002,124
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	27,183,000	27,602,012
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6812% 7/19/34 (b)(c)(d)	19,090,000	19,105,043
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6673% 11/16/34 (b)(c)(d)	27,750,000	27,782,523
Flatiron CLO Ltd. / Flatiron CLO LLC:
Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.8807% 11/20/33 (b)(c)(d)	36,187,000	36,246,238
Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 0% 5/20/36 (b)(c)(d)	55,130,000	55,139,868
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	31,100,000	30,954,393
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	6,341,587	6,337,728
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	15,130,000	15,199,512
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	23,205,000	22,954,428
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	7,660,000	7,667,651
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	7,713,000	7,750,274
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	9,724,363	8,508,643
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	11,027,514	9,864,899
Hyundai Auto Receivables Trust 20 Series 2024-A Class A3, 4.99% 2/15/29	19,744,000	19,748,640
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/22/34 (b)(c)(d)	19,246,000	19,250,446
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(c)(d)	28,432,000	28,431,232
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6465% 4/15/35 (b)(c)(d)	46,050,000	46,067,729
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, CME Term SOFR 1 Month Index + 1.230% 6.5689% 7/25/33 (c)(d)	513,187	503,390
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7112% 4/19/34 (b)(c)(d)	30,470,000	30,490,232
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6794% 1/22/35 (b)(c)(d)	32,026,000	32,031,637
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6956% 7/15/34 (b)(c)(d)	27,800,000	27,811,426
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7794% 1/22/31 (b)(c)(d)	7,913,000	7,912,660
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 1.51% 4/25/37 (b)(c)(d)(i)	36,634,000	36,659,168
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1178% 4/22/36 (b)(c)(d)	17,468,000	17,588,774
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7194% 10/20/34 (b)(c)(d)	6,442,000	6,447,276
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7163% 10/25/34 (b)(c)(d)	32,900,000	32,930,268
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.5994% 4/20/34 (b)(c)(d)	25,147,000	25,154,620
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7163% 1/25/35 (b)(c)(d)	23,616,000	23,637,160
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5656% 1/15/34 (b)(c)(d)	26,100,000	26,127,927
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	14,700,000	14,794,400
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6494% 10/20/30 (b)(c)(d)	28,482,640	28,497,223
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	23,500,000	23,491,326
Oak Hill Credit Partners Series 2024-18A:
Class A1, 1.5% 4/20/37 (b)(c)(i)	41,264,000	41,278,484
Class A2, CME Term SOFR 3 Month Index + 1.650% 1.65% 4/20/37 (b)(c)(d)(i)	2,187,000	2,187,768
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6889% 1/25/36 (c)(d)	440,643	433,354
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7094% 10/20/34 (b)(c)(d)	26,956,000	26,965,812
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	22,028,245	19,970,062
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	32,243,960	30,111,796
Class A2II, 4.008% 12/5/51 (b)	20,055,700	17,734,134
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	17,074,610	15,026,169
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	8,213,974	7,813,848
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.6994% 4/20/34 (b)(c)(d)	35,857,000	35,872,562
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6565% 1/15/37 (b)(c)(d)	38,243,000	38,258,909
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	17,190,838	15,644,178
Class B, 4.335% 3/15/40 (b)	1,884,849	1,428,207
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	28,285,000	27,606,887
1.884% 7/15/50 (b)	10,516,000	9,818,152
2.328% 7/15/52 (b)	8,041,000	7,069,994
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	9,622,902	9,638,140
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)	9,566,625	8,083,964
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6358% 4/23/35 (b)(c)(d)	39,612,000	39,579,241
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 1.52% 4/15/37 (b)(c)(d)(i)	25,363,000	25,367,464
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5356% 4/16/31 (b)(c)(d)	14,868,369	14,868,116
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6356% 7/15/32 (b)(c)(d)	3,663,000	3,663,729
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5512% 4/19/34 (b)(c)(d)	15,000,000	14,915,535
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6594% 4/20/33 (b)(c)(d)	30,228,000	30,190,336
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.3039% 9/25/34 (c)(d)	49,999	49,923
Tesla 2024-A A3 Series 2024-A Class A2A, 5.37% 6/22/26 (b)	7,998,000	7,991,987
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	17,400,000	17,496,102
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	24,906,298	22,416,415
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	26,114,263	22,735,860
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	18,007,000	17,927,314
Series 2024-A Class A3, 5.25% 4/20/27 (b)	18,300,000	18,356,836
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1509% 4/6/42 (b)(c)(d)	3,641,000	2,576,961
Upstart Securitization Trust Series 2022-1 Class A, 3.12% 3/20/32 (b)	2,646,104	2,624,866
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	10,900,000	10,841,757
Volkswagen Auto Lse Trust Series 2024-A Class A3, 5.21% 6/21/27	11,770,000	11,787,655
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(c)(d)	32,560,000	32,586,308
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8494% 7/20/32 (b)(c)(d)	31,233,000	31,250,209
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7312% 7/19/34 (b)(c)(d)	21,162,000	21,168,983
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7294% 10/20/34 (b)(c)(d)	36,484,000	36,491,917
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7256% 7/16/34 (b)(c)(d)	17,721,000	17,722,542
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	27,700,000	27,749,860
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	41,600,000	41,929,530
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	14,134,628	14,808,992
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	19,065,000	18,904,025
Series 2023-C Class A3, 5.15% 11/15/28	9,413,000	9,412,452
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	13,076,217	13,066,412
TOTAL ASSET-BACKED SECURITIES (Cost $2,984,170,791)		2,939,733,627

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Ajax Mortgage Loan Trust sequential payer:
Series 2021-C Class A, 2.115% 1/25/61 (b)	3,191,139	3,057,821
Series 2021-E Class A1, 1.74% 12/25/60 (b)	9,773,157	8,344,997
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (b)	12,509,563	11,354,833
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	4,346,015	4,249,820
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (b)	14,133,780	12,611,976
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	5,312,272	5,025,887
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	12,483,318	12,149,869
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,515,348	1,506,976
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	10,629,847	10,355,404
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	5,074,856	4,810,035
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	8,145,180	7,451,945
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	8,085,096	7,616,574
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	12,410,056	11,233,728
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	6,259,719	5,753,488
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	3,715,476	3,558,079
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	2,995,261	2,849,901
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	5,472,920	4,911,036
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	11,200,000	10,546,284
RMF Buyout Issuance Trust:
sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	5,492,393	5,393,392
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	4,152,204	3,900,516
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (c)(d)	9,531	8,636
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0839% 9/25/43 (c)(d)	588,717	560,014
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	17,905,526	16,596,142
TOTAL PRIVATE SPONSOR		153,847,353
U.S. Government Agency - 1.0%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2349% 2/25/32 (c)(d)	5,643	5,640
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4331% 3/18/32 (c)(d)	10,424	10,474
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4349% 4/25/32 (c)(d)	11,277	11,329
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4349% 10/25/32 (c)(d)	14,111	14,178
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1849% 1/25/32 (c)(d)	5,339	5,329
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6651% 12/25/33 (c)(j)(k)	209,477	28,228
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2451% 11/25/36 (c)(j)(k)	152,426	13,669
Series 2012-154 Class F, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7349% 1/25/43 (c)(d)	630,460	613,441
Series 2017-36 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7849% 5/25/47 (c)(d)	1,293,427	1,250,050
Series 2018-32 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7349% 5/25/48 (c)(d)	719,444	692,860
Series 2018-38 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7349% 6/25/48 (c)(d)	1,690,306	1,624,723
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	9	9
Series 1999-17 Class PG, 6% 4/25/29	48,507	48,974
Series 1999-32 Class PL, 6% 7/25/29	64,211	64,456
Series 1999-33 Class PK, 6% 7/25/29	46,741	46,898
Series 1999-57 Class PH, 6.5% 12/25/29	145,651	146,288
Series 2001-52 Class YZ, 6.5% 10/25/31	7,577	7,721
Series 2005-102 Class CO 11/25/35 (l)	30,363	25,652
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.4193% 8/25/35 (c)(d)(k)	6,663	6,641
Series 2005-81 Class PC, 5.5% 9/25/35	99,043	99,638
Series 2006-12 Class BO 10/25/35 (l)	145,370	125,052
Series 2006-15 Class OP 3/25/36 (l)	206,509	171,310
Series 2006-37 Class OW 5/25/36 (l)	19,345	15,105
Series 2006-45 Class OP 6/25/36 (l)	63,936	50,650
Series 2006-62 Class KP 4/25/36 (l)	101,111	82,352
Series 2012-149:
Class DA, 1.75% 1/25/43	259,195	235,739
Class GA, 1.75% 6/25/42	293,395	265,256
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	8,982	9,066
Series 1999-25 Class Z, 6% 6/25/29	51,022	50,795
Series 2001-20 Class Z, 6% 5/25/31	60,368	60,617
Series 2001-31 Class ZC, 6.5% 7/25/31	28,285	28,424
Series 2002-16 Class ZD, 6.5% 4/25/32	26,549	27,092
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1151% 11/25/32 (c)(j)(k)	35,683	800
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	29,682	515
Series 2020-101 Class BA, 1.5% 9/25/45	6,235,131	5,289,688
Series 2020-43 Class MA, 2% 1/25/45	4,752,112	4,240,571
Series 2020-49 Class JA, 2% 8/25/44	2,251,447	2,023,113
Series 2020-80 Class BA, 1.5% 3/25/45	8,646,761	7,387,438
Series 2021-68 Class A, 2% 7/25/49	4,640,899	3,634,252
Series 2021-85 Class L, 2.5% 8/25/48	2,558,172	2,192,542
Series 2021-95:
Class 0, 2.5% 9/25/48	8,125,137	6,984,842
Class BA, 2.5% 6/25/49	12,302,168	10,618,666
Series 2021-96 Class HA, 2.5% 2/25/50	4,076,936	3,504,540
Series 2022-1 Class KA, 3% 5/25/48	4,086,958	3,679,415
Series 2022-11 Class B, 3% 6/25/49	4,783,412	4,342,332
Series 2022-13:
Class HA, 3% 8/25/46	3,964,699	3,637,578
Class JA, 3% 5/25/48	3,568,092	3,210,448
Series 2022-15 Class GC, 3% 1/25/47	5,722,673	5,239,209
Series 2022-17 Class BH, 3% 5/25/47	6,280,795	5,745,336
Series 2022-3:
Class D, 2% 2/25/48	11,804,013	10,210,503
Class N, 2% 10/25/47	32,884,072	28,155,250
Series 2022-30 Class E, 4.5% 7/25/48	11,740,850	11,375,445
Series 2022-4 Class B, 2.5% 5/25/49	2,990,444	2,589,250
Series 2022-42 Class BA, 4% 6/25/50	12,538,468	11,697,547
Series 2022-49 Class TC, 4% 12/25/48	3,777,241	3,577,148
Series 2022-5:
Class 0, 2.5% 6/25/48	4,385,410	3,823,055
Class BA, 2.5% 12/25/49	4,698,555	3,988,770
Class DA, 2.25% 11/25/47	12,916,800	11,204,115
Series 2022-7:
Class A, 3% 5/25/48	5,827,839	5,246,829
Class E, 2.5% 11/25/47	11,919,701	10,487,597
Series 2022-9 Class BA, 3% 5/25/48	2,647,944	2,384,289
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2051% 12/25/36 (c)(j)(k)	103,422	9,365
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0051% 5/25/37 (c)(j)(k)	52,437	5,287
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6651% 3/25/33 (c)(j)(k)	12,917	1,241
Series 2005-72 Class ZC, 5.5% 8/25/35	835,598	833,507
Series 2005-79 Class ZC, 5.9% 9/25/35	498,198	499,069
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.0108% 6/25/37 (c)(d)(k)	43,224	50,445
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9908% 7/25/37 (c)(d)(k)	66,076	77,274
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9908% 7/25/37 (c)(d)(k)	15,316	16,320
Series 2010-135 Class ZA, 4.5% 12/25/40	202,559	199,096
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	9,285	16
Series 2010-150 Class ZC, 4.75% 1/25/41	1,884,507	1,843,216
Series 2010-95 Class ZC, 5% 9/25/40	3,973,908	3,936,514
Series 2011-39 Class ZA, 6% 11/25/32	241,678	244,598
Series 2011-4 Class PZ, 5% 2/25/41	615,578	586,915
Series 2011-67 Class AI, 4% 7/25/26 (j)	10,312	202
Series 2012-100 Class WI, 3% 9/25/27 (j)	559,730	18,524
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1151% 6/25/41 (c)(j)(k)	41,842	246
Series 2013-133 Class IB, 3% 4/25/32 (j)	159,454	2,644
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6151% 1/25/44 (c)(j)(k)	244,661	22,927
Series 2013-51 Class GI, 3% 10/25/32 (j)	203,091	10,244
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2851% 6/25/35 (c)(j)(k)	281,577	19,114
Series 2015-42 Class IL, 6% 6/25/45 (j)	1,427,133	231,470
Series 2015-70 Class JC, 3% 10/25/45	1,597,444	1,486,338
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	810,340	133,253
Series 2019-82 Class PI, 4% 6/25/49 (j)	6,221,220	1,054,594
Series 2020-45 Class JL, 3% 7/25/40	137,302	123,043
Series 2021-59 Class H, 2% 6/25/48	2,617,530	2,104,700
Series 2021-66:
Class DA, 2% 1/25/48	2,837,241	2,291,579
Class DM, 2% 1/25/48	3,015,174	2,432,485
Series 2022-28 Class A, 2.5% 2/25/52	14,755,190	13,599,041
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	52,462	8,013
Series 343 Class 16, 5.5% 5/25/34 (j)	48,752	7,544
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	32,452	6,027
Series 351:
Class 12, 5.5% 4/25/34 (c)(j)	18,678	3,001
Class 13, 6% 3/25/34 (j)	30,288	5,340
Series 359 Class 19, 6% 7/25/35 (c)(j)	16,525	3,033
Series 384 Class 6, 5% 7/25/37 (j)	206,209	34,163
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2331% 1/15/32 (c)(d)	4,099	4,094
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3331% 3/15/32 (c)(d)	6,475	6,486
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4331% 3/15/32 (c)(d)	5,607	5,631
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3331% 6/15/31 (c)(d)	9,712	9,725
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3331% 3/15/32 (c)(d)	3,474	3,480
Series 4709 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.7831% 8/15/47 (c)(d)	660,704	638,811
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	62,638	62,976
Series 2101 Class PD, 6% 11/15/28	5,797	5,823
Series 2121 Class MG, 6% 2/15/29	26,591	26,746
Series 2131 Class BG, 6% 3/15/29	186,246	187,427
Series 2137 Class PG, 6% 3/15/29	30,623	30,808
Series 2154 Class PT, 6% 5/15/29	49,237	49,501
Series 2162 Class PH, 6% 6/15/29	9,613	9,641
Series 2520 Class BE, 6% 11/15/32	104,044	105,612
Series 2693 Class MD, 5.5% 10/15/33	226,487	225,965
Series 2802 Class OB, 6% 5/15/34	67,058	67,469
Series 3002 Class NE, 5% 7/15/35	242,460	240,644
Series 3110 Class OP 9/15/35 (l)	42,026	39,607
Series 3119 Class PO 2/15/36 (l)	239,728	191,389
Series 3121 Class KO 3/15/36 (l)	34,821	28,762
Series 3123 Class LO 3/15/36 (l)	136,740	110,005
Series 3145 Class GO 4/15/36 (l)	141,867	115,046
Series 3189 Class PD, 6% 7/15/36	223,156	227,852
Series 3225 Class EO 10/15/36 (l)	72,698	57,217
Series 3258 Class PM, 5.5% 12/15/36	79,994	80,947
Series 3415 Class PC, 5% 12/15/37	99,976	98,387
Series 3806 Class UP, 4.5% 2/15/41	506,311	493,938
Series 3832 Class PE, 5% 3/15/41	971,237	968,470
Series 4135 Class AB, 1.75% 6/15/42	226,789	205,995
sequential payer:
Series 2020-4993 Class LA, 2% 8/25/44	4,530,188	4,073,396
Series 2020-5018:
Class LC, 3% 10/25/40	924,032	829,432
Class LY, 3% 10/25/40	702,309	630,239
Series 2020-5066 Class A, 1.5% 11/25/44	2,878,432	2,457,814
Series 2021-5169 Class TP, 2.5% 6/25/49	3,268,654	2,782,902
Series 2021-5175 Class CB, 2.5% 4/25/50	14,712,323	12,677,180
Series 2021-5180 Class KA, 2.5% 10/25/47	2,960,761	2,595,709
Series 2022-5189:
Class DA, 2.5% 5/25/49	3,096,824	2,640,866
Class TP, 2.5% 5/25/49	2,990,819	2,550,393
Series 2022-5190:
Class BA, 2.5% 11/25/47	3,002,937	2,622,031
Class CA, 2.5% 5/25/49	2,508,021	2,138,202
Series 2022-5191 Class CA, 2.5% 4/25/50	3,498,992	2,993,530
Series 2022-5197:
Class A, 2.5% 6/25/49	2,508,027	2,138,201
Class DA, 2.5% 11/25/47	2,280,126	1,999,362
Series 2022-5198 Class BA, 2.5% 11/25/47	11,131,155	9,878,803
Series 2022-5202:
Class AG, 3% 1/25/49	2,735,608	2,466,943
Class LB, 2.5% 10/25/47	2,436,030	2,138,955
Class UA, 3% 4/25/50	4,384,257	3,910,575
Series 2022-5210 Class TA, 3.5% 11/25/46	3,690,694	3,409,204
Series 2135 Class JE, 6% 3/15/29	10,273	10,414
Series 2274 Class ZM, 6.5% 1/15/31	18,636	18,726
Series 2281 Class ZB, 6% 3/15/30	34,775	34,956
Series 2303 Class ZV, 6% 4/15/31	20,883	20,985
Series 2357 Class ZB, 6.5% 9/15/31	161,394	163,783
Series 2502 Class ZC, 6% 9/15/32	39,716	40,320
Series 2519 Class ZD, 5.5% 11/15/32	61,295	61,452
Series 2998 Class LY, 5.5% 7/15/25	5,469	5,451
Series 3871 Class KB, 5.5% 6/15/41	1,226,460	1,248,653
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1669% 2/15/36 (c)(j)(k)	76,796	6,211
Series 2013-4281 Class AI, 4% 12/15/28 (j)	31,452	207
Series 2017-4683 Class LM, 3% 5/15/47	2,033,680	1,905,951
Series 2017-4720 Class IO, 4% 9/15/47 (j)	7,900,742	1,601,245
Series 2018-4765 Class IB, 4% 3/15/48 (j)	7,071,186	1,423,295
Series 2020-5041 Class LB, 3% 11/25/40	1,573,904	1,413,807
Series 2021-5083 Class VA, 1% 8/15/38	12,632,616	11,785,330
Series 2021-5176 Class AG, 2% 1/25/47	11,058,516	9,472,772
Series 2021-5182 Class A, 2.5% 10/25/48	19,231,647	16,689,518
Series 2022-5236 Class P, 5% 4/25/48	4,897,125	4,838,233
Series 2022-5266 Class CD, 4.5% 10/25/44	11,375,780	11,085,379
Series 2933 Class ZM, 5.75% 2/15/35	1,117,079	1,136,611
Series 2935 Class ZK, 5.5% 2/15/35	841,591	848,102
Series 2947 Class XZ, 6% 3/15/35	428,881	435,906
Series 2996 Class ZD, 5.5% 6/15/35	717,479	724,323
Series 3237 Class C, 5.5% 11/15/36	983,220	981,353
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2269% 11/15/36 (c)(j)(k)	315,395	26,836
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1469% 6/15/37 (c)(j)(k)	207,822	21,237
Series 3949 Class MK, 4.5% 10/15/34	165,256	161,299
Series 4055 Class BI, 3.5% 5/15/31 (j)	96,879	821
Series 4149 Class IO, 3% 1/15/33 (j)	108,531	7,932
Series 4314 Class AI, 5% 3/15/34 (j)	25,268	452
Series 4427 Class LI, 3.5% 2/15/34 (j)	689,524	33,745
Series 4471 Class PA 4% 12/15/40	616,961	598,732
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6831% 5/15/37 (c)(d)	268,646	261,531
Series 2156 Class TC, 6.25% 5/15/29	13,455	13,454
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	21,463	21,661
Series 2056 Class Z, 6% 5/15/28	50,837	51,046
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7331% 5/15/48 (c)(d)	1,149,492	1,103,596
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	3,217,486	2,758,329
Class GC, 2% 11/25/47	2,369,513	1,999,404
Series 2021-5164 Class M, 2.5% 7/25/48	3,279,648	2,812,344
Series 4386 Class AZ, 4.5% 11/15/40	2,290,430	2,201,305
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2489% 6/16/37 (c)(j)(k)	131,466	12,016
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 3/20/60 (c)(d)(m)	866,532	866,065
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7686% 7/20/60 (c)(d)(m)	217,547	216,895
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7444% 9/20/60 (c)(d)(m)	198,180	197,354
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7444% 8/20/60 (c)(d)(m)	184,669	183,969
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8244% 12/20/60 (c)(d)(m)	495,904	494,582
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9444% 12/20/60 (c)(d)(m)	349,355	348,947
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9444% 2/20/61 (c)(d)(m)	306,374	305,926
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9344% 2/20/61 (c)(d)(m)	463,228	462,494
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9444% 4/20/61 (c)(d)(m)	380,765	380,318
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9444% 5/20/61 (c)(d)(m)	496,634	496,072
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9444% 5/20/61 (c)(d)(m)	448,985	448,518
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9744% 6/20/61 (c)(d)(m)	475,489	475,144
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9944% 9/20/61 (c)(d)(m)	1,411,029	1,410,335
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0444% 10/20/61 (c)(d)(m)	500,042	500,075
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8432% 8/20/42 (c)(d)	621,778	607,713
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1444% 11/20/61 (c)(d)(m)	547,521	548,247
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1444% 1/20/62 (c)(d)(m)	263,534	263,914
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0744% 1/20/62 (c)(d)(m)	511,121	511,361
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0744% 3/20/62 (c)(d)(m)	262,678	262,605
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0944% 5/20/61 (c)(d)(m)	13,480	13,388
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.9644% 10/20/62 (c)(d)(m)	12,969	12,956
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.8044% 3/20/63 (c)(d)(m)	18,195	18,143
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0444% 1/20/64 (c)(d)(m)	260,640	260,658
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0444% 12/20/63 (c)(d)(m)	543,632	543,640
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9444% 6/20/64 (c)(d)(m)	345,484	345,087
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7244% 5/20/63 (c)(d)(m)	10,108	9,920
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6444% 4/20/63 (c)(d)(m)	17,608	17,459
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8444% 12/20/62 (c)(d)(m)	37,611	37,107
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9432% 10/20/49 (c)(d)	1,577,358	1,536,675
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8932% 2/20/49 (c)(d)	3,253,864	3,187,719
planned amortization class:
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	40,034	2,340
Series 2016-69 Class WA, 3% 2/20/46	647,733	584,529
Series 2017-134 Class BA, 2.5% 11/20/46	346,198	309,735
Series 2017-153 Class GA, 3% 9/20/47	3,000,837	2,661,381
Series 2017-182 Class KA, 3% 10/20/47	2,392,912	2,156,374
Series 2018-13 Class Q, 3% 4/20/47	2,948,642	2,694,116
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	362,707	354,388
Series 2010-160 Class DY, 4% 12/20/40	2,865,443	2,749,351
Series 2010-170 Class B, 4% 12/20/40	633,036	606,604
Series 2017-139 Class BA, 3% 9/20/47	6,798,095	6,035,869
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0589% 5/16/34 (c)(j)(k)	75,155	4,492
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7589% 8/17/34 (c)(j)(k)	71,337	5,327
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.5531% 6/16/37 (c)(d)(k)	2,651	2,911
Series 2010-116 Class QB, 4% 9/16/40	213,256	204,344
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7686% 5/20/60 (c)(d)(m)	633,320	631,567
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6568% 7/20/41 (c)(j)(k)	264,262	22,231
Series 2013-149 Class MA, 2.5% 5/20/40	1,762,798	1,696,478
Series 2014-2 Class BA, 3% 1/20/44	5,675,471	5,133,882
Series 2014-21 Class HA, 3% 2/20/44	2,113,733	1,908,876
Series 2014-25 Class HC, 3% 2/20/44	3,616,495	3,261,158
Series 2014-5 Class A, 3% 1/20/44	3,008,457	2,721,032
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	16,334	15,564
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.3% 5/20/66 (c)(d)(m)	1,459,835	1,454,527
Series 2017-186 Class HK, 3% 11/16/45	3,086,877	2,753,299
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.15% 8/20/66 (c)(d)(m)	2,277,484	2,266,962
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.3037% 5/20/65 (c)(m)	87,317	85,069
TOTAL U.S. GOVERNMENT AGENCY		416,765,733
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $590,325,798)		570,613,086

Commercial Mortgage Securities - 6.3%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.476% 1/15/39 (b)(c)(d)	20,613,000	20,426,195
Class B, CME Term SOFR 1 Month Index + 1.550% 6.876% 1/15/39 (b)(c)(d)	3,893,000	3,834,605
Class C, CME Term SOFR 1 Month Index + 2.150% 7.476% 1/15/39 (b)(c)(d)	2,780,000	2,732,219
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	38,000,000	36,860,000
Class ANM, 3.112% 11/5/32 (b)	17,278,000	15,572,278
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,878,000	3,281,279
Class CNM, 3.7186% 11/5/32 (b)(c)	1,604,000	1,220,479
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	4,324,000	4,086,826
Series 2018-BN10:
Class A4, 3.428% 2/15/61	10,090,573	9,597,792
Class A5, 3.688% 2/15/61	20,569,000	19,525,744
Series 2018-BN14 Class A4, 4.231% 9/15/60	30,445,000	29,369,482
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,858,000	2,525,405
Series 2019-BN23 Class ASB, 2.846% 12/15/52	2,200,000	2,070,233
Series 2021-BN35 Class ASB, 2.067% 6/15/64	7,200,000	6,363,615
Series 2023-5YR1 Class A3, 6.26% 4/15/56	8,800,000	9,123,235
Series 2020-BN25 Class XB, 0.4392% 1/15/63 (c)(j)	31,293,000	690,123
Series 2021-BN33 Class XA, 1.0522% 5/15/64 (c)(j)	14,103,147	718,026
BANK Trust sequential payer Series 2017-BNK5 Class ASB, 3.179% 6/15/60	12,168,940	11,780,121
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	8,000,000	8,491,119
BBCMS Mortgage Trust sequential payer:
Series 2021-C9 Class ASB, 1.96% 2/15/54	4,600,000	4,145,973
Series 2023-C21 Class A3, 6.2963% 9/15/56 (c)	17,797,000	18,745,016
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57	11,800,000	12,236,094
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	6,200,000	6,483,162
Benchmark 2024-V6 Mtg Trust sequential payer Series 2024-V6 Class A3, 5.9255% 3/15/29	9,100,000	9,100,000
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	3,240,000	3,103,419
Series 2019-B14 Class XA, 0.7696% 12/15/62 (c)(j)	107,831,557	2,703,240
Series 2020-B17 Class XA, 1.4135% 3/15/53 (c)(j)	109,390,927	5,267,458
Series 2020-B18 Class XA, 1.7798% 7/15/53 (c)(j)	49,666,535	3,100,190
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6675% 3/15/41 (b)(c)(d)	16,705,000	16,710,232
BMO Mortgage Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	4,200,000	4,413,093
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2233% 4/15/37 (b)(c)(d)	76,026,000	76,406,601
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7723% 4/15/37 (b)(c)(d)	19,373,000	19,397,133
Bx 2024-Cnyn floater Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.6919% 4/15/29 (b)(c)(d)	59,961,000	59,961,000
Class B, CME Term SOFR 1 Month Index + 1.690% 6.9915% 4/15/29 (b)(c)(d)	9,556,000	9,544,013
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2412% 4/15/29 (b)(c)(d)	7,934,000	7,924,083
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6713% 4/15/34 (b)(c)(d)	15,742,000	15,719,457
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9713% 4/15/34 (b)(c)(d)	10,407,000	10,388,153
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2713% 4/15/34 (b)(c)(d)	10,925,000	10,900,951
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0754% 10/15/26 (b)(c)(d)	8,540,033	8,454,632
Series 2021-LBA Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2405% 2/15/36 (b)(c)(d)	3,797,069	3,780,457
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1286% 10/15/36 (b)(c)(d)	39,143,000	38,800,499
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3383% 10/15/36 (b)(c)(d)	5,541,000	5,461,348
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5381% 10/15/36 (b)(c)(d)	7,417,000	7,289,520
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7378% 10/15/36 (b)(c)(d)	7,201,000	7,027,726
Class E, CME Term SOFR 1 Month Index + 2.060% 7.387% 10/15/36 (b)(c)(d)	25,035,000	24,581,241
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0918% 5/15/38 (b)(c)(d)	23,506,263	23,329,966
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8163% 4/15/37 (b)(c)(d)	30,072,766	30,110,357
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3382% 2/15/39 (b)(c)(d)	33,755,484	33,586,706
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6376% 2/15/39 (b)(c)(d)	12,676,823	12,550,055
Class C, CME Term SOFR 1 Month Index + 1.560% 6.887% 2/15/39 (b)(c)(d)	12,676,823	12,550,887
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2861% 2/15/39 (b)(c)(d)	12,676,823	12,502,517
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0868% 12/9/40 (b)(c)(d)	25,699,000	25,858,735
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5161% 12/9/40 (b)(c)(d)	5,681,000	5,725,309
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9655% 12/9/40 (b)(c)(d)	3,078,000	3,102,007
floater sequential payer:
Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3155% 11/15/32 (b)(c)(d)	1,291,448	1,291,045
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3713% 4/15/34 (b)(c)(d)	29,901,000	29,869,472
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.6917% 3/15/41 (b)(c)(d)	93,928,000	93,975,274
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1169% 2/15/39 (b)(c)(d)	4,923,000	4,919,916
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 6.9912% 3/15/41 (b)(c)(d)	16,047,000	16,036,964
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2409% 3/15/41 (b)(c)(d)	21,304,000	21,277,357
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7674% 2/15/39 (b)(c)(d)	39,370,000	39,418,882
BX Commerical Mortgage Trust floater sequential payer Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1105% 6/15/38 (b)(c)(d)	5,914,384	5,873,723
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4903% 8/15/39 (b)(c)(d)	20,543,777	20,595,136
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2653% 4/15/37 (b)(c)(d)	15,329,953	15,349,116
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6153% 4/15/37 (b)(c)(d)	3,459,306	3,461,468
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1643% 4/15/37 (b)(c)(d)	2,896,662	2,900,282
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.693% 12/15/37 (b)(c)(d)	11,218,000	11,217,983
CD Mortgage Trust sequential payer Series 2017-CD5 Class A3, 3.171% 8/15/50	14,100,000	13,229,128
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	64,636,420	60,432,622
Class A2, 1.99% 7/15/60 (b)	24,998,220	21,496,720
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	46,851,895	42,376,232
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3905% 11/15/36 (b)(c)(d)	12,876,000	12,715,050
Class B, CME Term SOFR 1 Month Index + 1.360% 6.6905% 11/15/36 (b)(c)(d)	6,900,000	6,744,750
Citigroup Commercial Mortgage Trust:
Series 2015-GC27 Class A5, 3.137% 2/10/48	14,600,000	14,363,130
Series 2019-GC41 Class XA, 1.0392% 8/10/56 (c)(j)	51,269,522	1,874,096
Citigroup Commercial Mtg Trust 2018-C6 sequential payer Series 2018-C6 Class A3, 4.145% 11/10/51	1,000,000	935,872
COMM Mortgage Trust sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	4,268,243	4,248,787
Series 2015 LC19 Class A3, 2.922% 2/10/48	29,533,155	29,090,914
Series 2015-DC1 Class A4, 3.078% 2/10/48	23,791,363	23,519,025
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.353% 5/15/36 (b)(c)(d)	50,115,319	50,115,420
Class C, CME Term SOFR 1 Month Index + 1.470% 6.803% 5/15/36 (b)(c)(d)	7,119,288	7,112,614
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	8,175,789	7,598,364
CSAIL Commercial Mortgage Trust sequential payer Series 2015-C4 Class A3, 3.5438% 11/15/48	3,293,548	3,208,118
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2 Class A, 5.6485% 1/15/41 (b)(c)	7,693,000	7,715,570
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1415% 11/15/38 (b)(c)(d)	51,777,732	51,324,677
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5607% 11/15/38 (b)(c)(d)	19,941,788	19,754,834
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5195% 7/15/38 (b)(c)(d)	11,914,581	11,910,837
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8195% 7/15/38 (b)(c)(d)	8,670,801	8,672,437
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1395% 7/15/38 (b)(c)(d)	6,392,476	6,386,483
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6895% 7/15/38 (b)(c)(d)	12,926,662	12,910,504
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	3,178,000	3,094,737
Series 2016-K054 Class A2, 2.745% 1/25/26	14,550,957	14,016,059
Series 2018-K731 Class A2, 3.6% 2/25/25	5,894,277	5,808,083
Series 2020-K115 Class A2, 1.383% 6/25/30	1,773,000	1,466,754
Series 2020-K117 Class A2, 1.406% 8/25/30	12,600,000	10,396,431
Series 2021-K124 Class A2, 1.658% 12/25/30	385,000	319,713
Series 2021-K126 Class A2, 2.074% 1/25/31	25,600,000	21,853,199
Series 2021-K127 Class A2, 2.108% 1/25/31	25,340,000	21,667,094
Series 2022-K750 Class A2, 3% 9/25/29	11,500,000	10,646,479
Series 2023-K751 Class A2, 4.412% 3/25/30	5,100,000	5,029,568
Series 2023-K754 Class A2, 4.94% 11/25/30	34,900,000	35,356,998
Series 2024-K516 Class A2, 5.477% 1/25/29	67,800,000	69,960,047
Series 2024-K517 Class A2, 5.355% 1/25/29	39,500,000	40,583,844
Series 2024-K518 Class A2, 5.4% 1/25/29	14,200,000	14,602,228
Series K069 Class A2, 3.187% 9/25/27	3,800,000	3,626,699
Series 2020-K119 Class A2, 1.566% 9/25/30	2,665,000	2,215,801
Series 2022 K748 Class A2, 2.26% 1/25/29	33,334,000	29,985,446
Series K047 Class A2, 3.329% 5/25/25	23,685,977	23,197,134
Series K086 Class A2, 3.859% 11/25/28	6,295,000	6,092,690
Freddie Mac Multi-family Structured pass-thru certificates:
Series K044 Class A2, 2.811% 1/25/25	13,783,388	13,506,569
Series K078 Class A2, 3.854% 6/25/28	8,483,000	8,230,928
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3895% 9/15/31 (b)(c)(d)	5,300,753	5,276,051
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3905% 10/15/36 (b)(c)(d)	21,765,000	21,458,930
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5905% 10/15/36 (b)(c)(d)	3,364,000	3,278,055
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9905% 10/15/36 (b)(c)(d)	2,773,000	2,669,176
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	2,762,505	2,593,744
Series 2017-GS8 Class AAB, 3.313% 11/10/50	9,099,802	8,835,066
Series 2018-GS10 Class AAB, 4.106% 7/10/51	1,263,251	1,234,504
Series 2019-GC38 Class A3, 3.703% 2/10/52	1,100,000	1,035,114
Series 2020-GC45 Class AAB, 2.8428% 2/13/53	4,750,000	4,449,837
Series 2011-GC5 Class A/S, 5.1524% 8/10/44 (b)(c)	3,642,750	3,533,438
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8136% 8/15/39 (b)(c)(d)	54,074,000	54,344,370
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME Term SOFR 1 Month Index + 0.590% 5.9218% 4/15/37 (b)(c)(d)	13,375,030	12,773,154
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016 JP4 Class A3, 3.3928% 12/15/49	13,946,510	13,328,590
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9405% 9/15/29 (b)(c)(d)	9,723,204	9,238,910
Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	3,450,000	2,778,830
Class DFX, 5.3503% 7/5/33 (b)	5,907,000	4,547,799
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 7.6155% 12/15/36 (b)(c)(d)	8,300,000	8,349,281
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6206% 5/15/39 (b)(c)(d)	57,498,000	56,994,893
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1192% 5/15/39 (b)(c)(d)	33,561,000	33,141,488
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4185% 5/15/39 (b)(c)(d)	19,262,000	18,973,070
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8672% 5/15/39 (b)(c)(d)	17,119,000	16,334,419
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1395% 3/15/38 (b)(c)(d)	23,546,067	23,283,582
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3195% 3/15/38 (b)(c)(d)	7,331,974	7,235,742
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5395% 3/15/38 (b)(c)(d)	4,613,079	4,551,091
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8395% 3/15/38 (b)(c)(d)	6,416,829	6,328,598
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1895% 3/15/38 (b)(c)(d)	5,605,879	5,479,746
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1405% 7/15/38 (b)(c)(d)	22,147,000	21,987,818
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	25,898,504	24,962,271
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.623% 8/15/33 (b)(c)(d)(n)	618,400	417,090
Class C, CME Term SOFR 1 Month Index + 1.540% 6.873% 8/15/33 (b)(c)(d)(n)	1,488,800	825,904
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	42,970,000	40,624,087
Series 2018-H4 Class A4, 4.31% 12/15/51	11,843,000	11,408,576
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	5,415,000	4,993,533
Class C, 3.1771% 11/10/36 (b)(c)	5,196,000	4,690,141
Series 2021-L6 Class XA, 1.2053% 6/15/54 (c)(j)	48,050,743	2,604,874
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4144% 10/15/28 (b)(c)(d)	21,785,839	22,003,697
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1633% 10/15/28 (b)(c)(d)	13,127,193	13,224,570
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	404,156	411,425
RLGH Trust floater Series 2021-TROT Class A, CME Term SOFR 1 Month Index + 0.910% 6.2405% 4/15/36 (b)(c)(d)	12,400,000	12,258,640
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3253% 2/15/39 (b)(c)(d)	9,333,000	8,990,987
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9753% 2/15/39 (b)(c)(d)	4,854,000	4,616,732
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.016% 7/15/36 (b)(c)(d)	16,700,000	16,533,000
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1706% 11/15/38 (b)(c)(d)	38,518,516	38,240,358
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5196% 11/15/38 (b)(c)(d)	27,730,843	27,535,396
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7688% 11/15/38 (b)(c)(d)	12,001,932	11,911,917
Class D, CME Term SOFR 1 Month Index + 1.690% 7.018% 11/15/38 (b)(c)(d)	7,887,421	7,823,336
UBS Commercial Mortgage Trust sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	2,800,000	2,622,024
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	29,470,000	23,883,543
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,400,000	1,129,290
Class X, 0.4294% 10/10/42 (b)(c)(j)	40,100,000	917,243
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6405% 5/15/31 (b)(c)(d)	19,889,000	19,504,168
sequential payer:
Series 2014-LC16 Class A5, 3.817% 8/15/50	10,639,932	10,570,042
Series 2015-C26 Class A4, 3.166% 2/15/48	16,246,000	15,846,006
Series 2016-LC25 Class A3, 3.374% 12/15/59	8,922,099	8,546,432
Series 2021-C61 Class ASB, 2.525% 11/15/54	1,800,000	1,624,631
Series 2018-C46 Class XA, 0.912% 8/15/51 (c)(j)	41,025,917	907,945
Series 2018-C48 Class A5, 4.302% 1/15/52	13,797,000	13,332,833
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	6,022,570	5,797,854
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	27,181,000	26,870,759
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,545,537,527)		2,504,473,909

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Cost $37,689,921)	32,466,000	34,798,520

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
Panamanian Republic 3.298% 1/19/33	50,825,000	39,024,070
State of Qatar 4.4% 4/16/50 (b)	13,195,000	11,681,698
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $64,020,000)		50,705,768

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	23,162,000	23,040,901
KeyBank NA 6.95% 2/1/28	850,000	873,232
Regions Bank 6.45% 6/26/37	30,566,000	31,478,065
TOTAL BANK NOTES (Cost $58,455,636)		55,392,198

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (o) (Cost $314,515,290)	314,452,989	314,515,880

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.7375% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	50,000,000	1,499,175
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	35,100,000	1,327,951
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.778% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	82,200,000	2,342,588
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	27,100,000	1,247,351

TOTAL PUT OPTIONS			6,417,065
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.7375% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/26/25	50,000,000	1,673,573
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	35,100,000	1,456,295
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.778% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	82,200,000	2,890,699
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	27,100,000	497,279

TOTAL CALL OPTIONS			6,517,846
TOTAL PURCHASED SWAPTIONS (Cost $14,436,620)			12,934,911

TOTAL INVESTMENT IN SECURITIES - 112.4% (Cost $47,894,677,193)	44,944,539,898
NET OTHER ASSETS (LIABILITIES) - (12.4)%	(4,943,385,184)
NET ASSETS - 100.0%	40,001,154,714

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/54	(175,000)	(143,384)
2% 4/1/54	(68,200,000)	(55,877,638)
2% 4/1/54	(33,500,000)	(27,447,227)
2% 4/1/54	(100,350,000)	(82,218,782)
2% 4/1/54	(132,300,000)	(108,396,062)
2% 4/1/54	(1,025,000)	(839,803)
2% 4/1/54	(25,350,000)	(20,769,767)
2.5% 4/1/54	(64,000,000)	(54,506,925)
2.5% 4/1/54	(61,100,000)	(52,037,080)
3% 4/1/54	(125,650,000)	(110,825,625)
5% 4/1/54	(47,850,000)	(47,034,670)
5.5% 4/1/54	(59,300,000)	(59,265,090)
6.5% 4/1/54	(45,000,000)	(45,747,950)
6.5% 4/1/54	(37,200,000)	(37,818,305)
6.5% 4/1/54	(60,400,000)	(61,403,914)

TOTAL GINNIE MAE		(764,332,222)

Uniform Mortgage Backed Securities
2% 4/1/54	(48,000,000)	(37,975,032)
2% 4/1/54	(15,000,000)	(11,867,198)
2% 4/1/54	(24,625,000)	(19,481,983)
2% 4/1/54	(219,500,000)	(173,656,657)
2% 4/1/54	(97,300,000)	(76,978,554)
2.5% 4/1/54	(45,150,000)	(37,321,062)
2.5% 4/1/54	(27,150,000)	(22,442,233)
2.5% 4/1/54	(4,900,000)	(4,050,348)
2.5% 4/1/54	(30,800,000)	(25,459,329)
3% 4/1/54	(39,900,000)	(34,335,821)
3% 4/1/54	(41,475,000)	(35,691,183)
3% 4/1/54	(34,300,000)	(29,516,759)
3% 4/1/54	(13,400,000)	(11,531,328)
3% 4/1/54	(85,950,000)	(73,964,006)
3% 4/1/54	(330,300,000)	(284,238,641)
3.5% 4/1/54	(600,000)	(536,836)
4% 4/1/54	(32,700,000)	(30,280,710)
4% 4/1/54	(70,200,000)	(65,006,295)
4.5% 4/1/54	(13,000,000)	(12,378,946)
4.5% 4/1/54	(10,700,000)	(10,188,825)
5% 4/1/54	(8,800,000)	(8,588,937)
5% 4/1/54	(31,100,000)	(30,354,085)
5% 4/1/54	(31,300,000)	(30,549,288)
5.5% 4/1/54	(11,300,000)	(11,245,707)
5.5% 4/1/54	(9,700,000)	(9,653,394)
5.5% 4/1/54	(12,925,000)	(12,862,899)
5.5% 4/1/54	(34,300,000)	(34,135,199)
5.5% 4/1/54	(43,500,000)	(43,290,996)
6% 4/1/54	(1,800,000)	(1,817,086)
6% 4/1/54	(18,100,000)	(18,271,809)
6% 4/1/54	(37,700,000)	(38,057,856)
6% 4/1/54	(24,000,000)	(24,227,813)
6% 4/1/54	(38,300,000)	(38,663,551)
6% 4/1/54	(60,400,000)	(60,973,329)
6% 4/1/54	(32,725,000)	(33,035,632)
6% 4/1/54	(7,000,000)	(7,066,445)
6% 4/1/54	(13,225,000)	(13,350,534)
6.5% 4/1/54	(25,200,000)	(25,741,407)
6.5% 4/1/54	(38,000,000)	(38,816,407)
6.5% 4/1/54	(23,000,000)	(23,494,141)
6.5% 4/1/54	(3,400,000)	(3,473,047)
6.5% 4/1/54	(38,200,000)	(39,020,704)
6.5% 4/1/54	(70,700,000)	(72,218,947)
6.5% 4/1/54	(35,900,000)	(36,671,290)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,652,482,249)

TOTAL TBA SALE COMMITMENTS (Proceeds $2,415,444,782)		(2,416,814,471)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	787	Jun 2024	160,929,203	(69,277)	(69,277)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	73	Jun 2024	9,417,000	217,690	217,690

TOTAL PURCHASED					148,413

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,312	Jun 2024	256,162,375	(3,186)	(3,186)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	730	Jun 2024	78,121,406	235,704	235,704
CBOT Long Term U.S. Treasury Bond Contracts (United States)	779	Jun 2024	93,820,813	(1,240,741)	(1,240,741)

TOTAL SOLD					(1,008,223)

TOTAL FUTURES CONTRACTS					(859,810)
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	17,690,000	87,689	(159,128)	(71,439)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,070,000	49,917	(108,512)	(58,595)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,100,000	64,937	(210,240)	(145,303)
CMBX N.A. AAA Index Series 13		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	16,000,000	79,312	(107,038)	(27,726)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	1,240,000	182,347	(327,674)	(145,327)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,000,000	294,107	(448,393)	(154,286)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	2,420,000	355,870	(668,266)	(312,396)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,800,000	264,697	(350,863)	(86,166)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	6,600,000	970,554	(1,092,440)	(121,886)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	2,700,000	397,045	(713,112)	(316,067)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	1,170,000	172,053	(287,608)	(115,555)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,480,000	364,693	(712,183)	(347,490)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	2,550,000	374,987	(775,346)	(400,359)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	1,650,000	242,639	(437,934)	(195,295)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,760,000	258,815	(406,884)	(148,069)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,100,000	161,759	(186,168)	(24,409)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,200,000	470,572	(813,007)	(342,435)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	3,470,000	510,276	(865,984)	(355,708)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	2,390,000	351,458	(567,773)	(216,315)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly	2,000,000	240,401	(284,022)	(43,621)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	1,500,000	180,301	(200,056)	(19,755)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	1,300,000	156,261	(183,390)	(27,129)

TOTAL BUY PROTECTION							6,230,690	(9,906,021)	(3,675,331)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	36,460,000	(180,732)	829,093	648,361
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	20,930,000	(103,750)	489,466	385,716
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	8,840,000	(90,770)	237,067	146,297
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	1,430,000	(14,683)	38,349	23,666

TOTAL SELL PROTECTION							(389,935)	1,593,975	1,204,040
TOTAL CREDIT DEFAULT SWAPS							5,840,755	(8,312,046)	(2,471,291)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	394,843,000	738,052	0	738,052
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	59,753,000	134,051	0	134,051
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	234,958,000	737,002	0	737,002
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	44,564,000	217,085	0	217,085
TOTAL INTEREST RATE SWAPS							1,826,190	0	1,826,190

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,033,941,903 or 15.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,108,368.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $21,909,413.
(g)
Security or a portion of the security has been segregated as collateral for open options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,144,679.

(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $268,756.

(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)	Level 3 security
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	363,138,224	4,372,552,701	4,421,175,046	20,125,115	-	1	314,515,880	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	-	2,683,505,309	2,683,505,309	235,300	-	-	-	0.0%
Total	363,138,224	7,056,058,010	7,104,680,355	20,360,415	-	1	314,515,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of March 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	11,550,764,328	-	11,550,764,328	-

U.S. Government and Government Agency Obligations	16,621,821,072	-	16,621,821,072	-

U.S. Government Agency - Mortgage Securities	10,288,786,599	-	10,288,786,599	-

Asset-Backed Securities	2,939,733,627	-	2,939,733,627	-

Collateralized Mortgage Obligations	570,613,086	-	570,613,086	-

Commercial Mortgage Securities	2,504,473,909	-	2,503,230,915	1,242,994

Municipal Securities	34,798,520	-	34,798,520	-

Foreign Government and Government Agency Obligations	50,705,768	-	50,705,768	-

Bank Notes	55,392,198	-	55,392,198	-

Money Market Funds	314,515,880	314,515,880	-	-

Purchased Swaptions	12,934,911	-	12,934,911	-
Total Investments in Securities:	44,944,539,898	314,515,880	44,628,781,024	1,242,994
Derivative Instruments: Assets
Futures Contracts	453,394	453,394	-	-
Swaps	8,056,880	-	8,056,880	-
Total Assets	8,510,274	453,394	8,056,880	-
Liabilities
Futures Contracts	(1,313,204)	(1,313,204)	-	-
Swaps	(389,935)	-	(389,935)	-
Total Liabilities	(1,703,139)	(1,313,204)	(389,935)	-
Total Derivative Instruments:	6,807,135	(859,810)	7,666,945	-
Other Financial Instruments:
TBA Sale Commitments	(2,416,814,471)	-	(2,416,814,471)	-
Total Other Financial Instruments:	(2,416,814,471)	-	(2,416,814,471)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	6,230,690	(389,935)
Total Credit Risk	6,230,690	(389,935)
Interest Rate Risk
Futures Contracts (b)	453,394	(1,313,204)
Purchased Swaptions (c)	12,934,911	0
Swaps (d)	1,826,190	0
Total Interest Rate Risk	15,214,495	(1,313,204)
Total Value of Derivatives	21,445,185	(1,703,139)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

(d)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		March 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $47,580,161,903)	$44,630,024,018
Fidelity Central Funds (cost $314,515,290)	314,515,880

Total Investment in Securities (cost $47,894,677,193)		$44,944,539,898
Cash		17,883,379
Receivable for investments sold		93,932,209
Receivable for TBA sale commitments		2,415,444,782
Receivable for fund shares sold		1,681,758
Interest receivable		338,923,274
Distributions receivable from Fidelity Central Funds		2,591,667
Receivable for daily variation margin on futures contracts		37,297
Receivable for daily variation margin on centrally cleared swaps		621,301
Bi-lateral OTC swaps, at value		6,230,690
Other receivables		8,105
Total assets		47,821,894,360
Liabilities
Payable for investments purchased
Regular delivery	$275,700,010
Delayed delivery	5,123,792,552
TBA sale commitments, at value	2,416,814,471
Payable for fund shares redeemed	4,037,060
Bi-lateral OTC swaps, at value	389,935
Other payables and accrued expenses	5,618
Total liabilities		7,820,739,646
Net Assets		$40,001,154,714
Net Assets consist of:
Paid in capital		$44,492,913,517
Total accumulated earnings (loss)		(4,491,758,803)
Net Assets		$40,001,154,714
Net Asset Value, offering price and redemption price per share ($40,001,154,714 ÷ 409,955,173 shares)		$97.57
Statement of Operations
		Six months ended March 31, 2024 (Unaudited)
Investment Income
Interest		$792,417,037
Income from Fidelity Central Funds (including $235,300 from security lending)		20,360,415
Total income		812,777,452
Expenses
Custodian fees and expenses	$8,964
Independent trustees' fees and expenses	58,718
Total expenses before reductions	67,682
Expense reductions	(7,362)
Total expenses after reductions		60,320
Net Investment income (loss)		812,717,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(221,444,590)
Futures contracts	(13,766,787)
Swaps	(10,058,114)
Written options	254,250
Total net realized gain (loss)		(245,015,241)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,850,254,293
Fidelity Central Funds	1
Futures contracts	(12,428,614)
Swaps	(809,210)
Written options	147,421
TBA Sale commitments	(16,199,101)
Total change in net unrealized appreciation (depreciation)		1,820,964,790
Net gain (loss)		1,575,949,549
Net increase (decrease) in net assets resulting from operations		$2,388,666,681
Statement of Changes in Net Assets

	Six months ended March 31, 2024 (Unaudited)	Year ended September 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$812,717,132	$1,353,282,266
Net realized gain (loss)	(245,015,241)	(712,027,754)
Change in net unrealized appreciation (depreciation)	1,820,964,790	(281,554,785)
Net increase (decrease) in net assets resulting from operations	2,388,666,681	359,699,727
Distributions to shareholders	(810,104,051)	(1,344,400,074)

Affiliated share transactions
Proceeds from sales of shares	1,649,038,438	6,154,992,243
Reinvestment of distributions	810,104,051	1,344,397,865
Cost of shares redeemed	(1,031,289,268)	(1,454,049,597)

Net increase (decrease) in net assets resulting from share transactions	1,427,853,221	6,045,340,511
Total increase (decrease) in net assets	3,006,415,851	5,060,640,164

Net Assets
Beginning of period	36,994,738,863	31,934,098,699
End of period	$40,001,154,714	$36,994,738,863

Other Information
Shares
Sold	16,843,064	63,031,003
Issued in reinvestment of distributions	8,392,906	13,833,701
Redeemed	(10,501,142)	(14,901,688)
Net increase (decrease)	14,734,828	61,963,016

Financial Highlights
Fidelity® Investment Grade Bond Central Fund

	Six months ended (Unaudited) March 31, 2024	Years ended September 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$93.61	$95.82	$114.50	$118.41	$112.59	$105.24
Income from Investment Operations
Net investment income (loss) A,B	2.031	3.682	2.699	2.569	3.127	3.512
Net realized and unrealized gain (loss)	3.961	(2.239)	(18.662)	(1.197)	6.011	7.580
Total from investment operations	5.992	1.443	(15.963)	1.372	9.138	11.092
Distributions from net investment income	(2.032)	(3.653)	(2.717)	(2.615)	(3.192)	(3.742)
Distributions from net realized gain	-	-	-	(2.667)	(.126)	-
Total distributions	(2.032)	(3.653)	(2.717)	(5.282)	(3.318)	(3.742)
Net asset value, end of period	$97.57	$93.61	$95.82	$114.50	$118.41	$112.59
Total Return C,D	6.44%	1.43%	(14.14)%	1.18%	8.24%	10.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	4.22% H	3.79%	2.53%	2.22%	2.72%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$40,001,155	$36,994,739	$31,934,099	$32,962,327	$29,136,547	$26,647,348
Portfolio turnover rate I	202 % H	174%	181%	245%	204% J	186% J

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements (Unaudited)
For the period ended March 31, 2024

1. Organization.
Fidelity Investment Grade Bond Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 153,972,929
Gross unrealized depreciation	(3,111,136,268)
Net unrealized appreciation (depreciation)	$ (2,957,163,339)
Tax cost	$ 47,898,828,637

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(720,575,726)
Long-term	(535,782,903)
Total capital loss carryforward	$(1,256,358,629)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Investment Grade Bond Central Fund
Credit Risk
Swaps	281,380	(2,465,340)
Total Credit Risk	281,380	(2,465,340)
Interest Rate Risk
Futures Contracts	(13,766,787)	(12,428,614)
Purchased Options	145,628	(2,356,504)
Written Options	254,250	147,421
Swaps	(10,339,494)	1,656,130
Total Interest Rate Risk	(23,706,403)	(12,981,567)
Totals	(23,425,023)	(15,446,907)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Central Fund	23,599,860,737	23,304,247,260
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Investment Grade Bond Central Fund	25,077	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $7,362.
9. Other.
A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 to March 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period- C October 1, 2023 to March 31, 2024

Fidelity® Investment Grade Bond Central Fund	0.0004%
Actual		$ 1,000	$ 1,064.40	$-D
Hypothetical-B		$ 1,000	$ 1,025.00	$-D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Investment Grade Bond Central Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which eliminates the fee that FMR previously received from each investing fund's investment adviser. The Board noted the fund will continue to pay no management fee to FMR for services provided under the Management Contract.
Sub-Advisory Contracts. In connection with the Management Contract changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Jennifer Toolin McAuliffe
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Christine J. Thompson
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Elizabeth S. Acton
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Laura M. Bishop
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Ann E. Dunwoody
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
John Engler
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Robert F. Gartland
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Robert W. Helm
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Arthur E. Johnson
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Michael E. Kenneally
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Mark A. Murray
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00
Carol J. Zierhoffer
Affirmative	37,482,316,252.70	100.00
TOTAL	37,482,316,252.70	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.807412.119
TP1-SANN-0524

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2024